united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Reports

FI Institutional Group

ESG Fixed Income Fund for Retirement Plans (QDVBX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$3,233,236
Number of Portfolio Holdings	10
Advisory Fee	$0
Portfolio Turnover	40%

Composition of Net Assets (% of net assets)

U.S. Treasury Obligations
81.4%
Exchange-Traded Funds
15.9%
Money Market Funds
2.3%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.3%
Exchange-Traded Funds	15.9%
U.S. Treasury Obligations	81.4%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-QDVBX

FI Institutional Group

ESG Stock Fund for Retirement Plans (QDVSX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about FI Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Communications	4.3%
Consumer Staples	4.4%
Materials	5.5%
Consumer Discretionary	6.0%
Energy	6.3%
Health Care	11.3%
Industrials	16.9%
Technology	19.6%
Financials	24.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Finland	0.3%
India	0.3%
Norway	1.1%
Australia	1.3%
Sweden	1.5%
Canada	2.0%
Denmark	2.1%
Italy	2.5%
Netherlands	2.6%
Germany	3.2%
France	3.4%
Taiwan Province of China	3.7%
Japan	4.5%
Switzerland	4.9%
China	4.9%
Spain	5.4%
United Kingdom	6.2%
United States	50.0%

Fund Statistics

Table Summary
Net Assets	$387,943
Number of Portfolio Holdings	101
Advisory Fee	$0
Portfolio Turnover	8%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

FI Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-QDVSX

FI Institutional Group

Fixed Income Fund for Retirement Plans (QDIBX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about FI Institutional Group Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$3,261,840
Number of Portfolio Holdings	9
Advisory Fee	$0
Portfolio Turnover	39%

Composition of Net Assets (% of net assets)

U.S. Treasury Obligations
82.4%
Exchange-Traded Funds
14.9%
Money Market Funds
2.3%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.3%
Exchange-Traded Funds	14.9%
U.S. Treasury Obligations	82.4%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

FI Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-QDIBX

FI Institutional Group

Stock Fund for Retirement Plans (QDISX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about FI Institutional Group Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Stock Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Consumer Staples	4.5%
Materials	5.5%
Consumer Discretionary	5.9%
Energy	6.3%
Communications	6.6%
Health Care	11.0%
Industrials	17.7%
Technology	18.8%
Financials	22.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Finland	0.2%
Brazil	0.4%
India	0.7%
Sweden	0.7%
Australia	1.1%
Denmark	1.2%
Italy	1.8%
Netherlands	3.0%
Taiwan Province of China	3.5%
France	3.5%
Switzerland	3.6%
China	4.2%
Germany	4.7%
Canada	4.9%
Spain	5.0%
Japan	5.1%
United Kingdom	5.7%
United States	50.6%

Fund Statistics

Table Summary
Net Assets	$388,350
Number of Portfolio Holdings	108
Advisory Fee	$0
Portfolio Turnover	6%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

FI Institutional Group Stock Fund for Retirement Plans (QDISX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-QDISX

OneAscent Core Plus Bond ETF

(OACP) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$35	0.70%

Fund Statistics

Table Summary
Net Assets	$234,638,818
Number of Portfolio Holdings	242
Advisory Fee	$524,983
Portfolio Turnover	79%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, due 02/15/46	4.5%
United States Treasury Note, 3.750%, due 01/31/31	3.9%
United States Treasury Note, 3.375%, due 02/29/28	3.2%
United States Treasury Note, 4.125%, due 02/15/36	3.0%
United States Treasury Note, 4.625%, due 11/15/55	2.2%
United States Treasury Note, 3.500%, due 02/15/29	1.7%
Fannie Mae Pool, 5.500%, due 05/1/54	1.2%
Fannie Mae Pool, 3.000%, due 04/1/52	1.1%
Fannie Mae Pool, 4.000%, due 06/1/52	0.9%
Fannie Mae Pool, 3.500%, due 04/1/52	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Corporate Bonds
37.5%
U.S. Government & Agencies
35.6%
Municipal Bonds
9.1%
Asset Backed Securities
8.0%
Non U.S. Government & Agencies
6.8%
Collateralized Mortgage Obligations
0.9%
Term Loans
0.8%
Other Assets in Excess of Liabilities
1.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Term Loans	0.8%
Collateralized Mortgage Obligations	0.9%
Non U.S. Government & Agencies	6.8%
Asset Backed Securities	8.0%
Municipal Bonds	9.1%
U.S. Government & Agencies	35.6%
Corporate Bonds	37.5%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oacp), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Core Plus Bond ETF

Semi-Annual Shareholder Report - February 28, 2026

TSR-SAR 022826-OACP

OneAscent Emerging Markets ETF

(OAEM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaem. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$75	1.25%

Fund Statistics

Table Summary
Net Assets	$99,131,456
Number of Portfolio Holdings	39
Advisory Fee (net of recoupments)	$326,799
Portfolio Turnover	73%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.4%
Samsung Electronics Co. Ltd.	12.5%
SK Hynix, Inc.	5.6%
Grupo Mexico S.A.B. de C.V., Class B	3.8%
Bharat Petroleum Corp Ltd.	3.6%
State Bank of India	3.6%
Telekom Malaysia Bhd	3.1%
CPFL Energia S.A.	2.9%
SinoPac Financial Holdings Co. Ltd.	2.7%
South Indian Bank Ltd. (The)	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 37.0%
Financials 16.8%
Industrials 13.0%
Materials 9.9%
Energy 5.1%
Utilities 4.6%
Communications 4.1%
Consumer Staples 4.1%
Consumer Discretionary 3.5%
Other Assets in Excess of Liabilities 2.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Discretionary	3.5%
Consumer Staples	4.1%
Communications	4.1%
Utilities	4.6%
Energy	5.1%
Materials	9.9%
Industrials	13.0%
Financials	16.8%
Technology	37.0%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaem), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Emerging Markets ETF

Semi-Annual Shareholder Report - February 28, 2026

TSR-SAR 022826-OAEM

OneAscent International Equity ETF

(OAIM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaim. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$52	0.95%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$296,516,084
Number of Portfolio Holdings	48
Advisory Fee (net of recoupments)	$979,539
Portfolio Turnover	46%

Sector Weighting (% of net assets)

Financials
28.7%
Industrials
24.4%
Technology
10.4%
Materials
9.6%
Utilities
7.3%
Energy
7.0%
Communications
6.2%
Consumer Discretionary
3.8%
Health Care
1.0%
Other Assets in Excess of Liabilities
1.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Health Care	1.0%
Consumer Discretionary	3.8%
Communications	6.2%
Energy	7.0%
Utilities	7.3%
Materials	9.6%
Technology	10.4%
Industrials	24.4%
Financials	28.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mitsubishi Electric Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.8%
ASML Holding N.V.	3.8%
HSBC Holdings plc	3.5%
NSK Ltd.	3.3%
DBS Group Holdings Ltd.	3.3%
Central Japan Railway Co.	3.1%
Powszechny Zaklad Ubezpieczen S.A.	3.1%
Toronto-Dominion Bank (The)	2.9%
Construcciones y Auxiliar de Ferrocarriles S.A.	2.9%

Country Weighting (% of net assets)

Japan 16.7%
United Kingdom 7.0%
Canada 6.6%
Korea (Republic of) 5.5%
Singapore 5.2%
Belgium 4.5%
Taiwan Province Of China 4.1%
Spain 4.0%
Netherlands 3.8%
Luxembourg 3.5%
Other Countries 37.5%
Other Assets in Excess of Liabilities 1.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Countries	37.5%
Luxembourg	3.5%
Netherlands	3.8%
Spain	4.0%
Taiwan Province Of China	4.1%
Belgium	4.5%
Singapore	5.2%
Korea (Republic of)	5.5%
Canada	6.6%
United Kingdom	7.0%
Japan	16.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaim), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent International Equity ETF

Semi-Annual Shareholder Report - February 28, 2026

TSR-SAR 022826-OAIM

OneAscent Large Cap Core ETF

(OALC) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oalc. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$25	0.49%

Fund Statistics

Table Summary
Net Assets	$202,689,747
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$274,702
Portfolio Turnover	21%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	7.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C	2.7%
Broadcom, Inc.	2.5%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
JPMorgan Chase & Co.	1.7%
Cisco Systems, Inc.	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 36.7%
Consumer Discretionary 12.0%
Communications 10.9%
Financials 10.2%
Industrials 10.1%
Health Care 7.9%
Consumer Staples 4.8%
Utilities 2.6%
Energy 2.6%
Materials 1.3%
Real Estate 0.8%
Other Assets in Excess of Liabilities 0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.8%
Materials	1.3%
Energy	2.6%
Utilities	2.6%
Consumer Staples	4.8%
Health Care	7.9%
Industrials	10.1%
Financials	10.2%
Communications	10.9%
Consumer Discretionary	12.0%
Technology	36.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oalc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Large Cap Core ETF

Semi-Annual Shareholder Report - February 28, 2026

TSR-SAR 022826-OALC

OneAscent Enhanced Small and Mid Cap ETF

(OASC) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Enhanced Small and Mid Cap ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oasc. You can also request this information by contacting us at (800) 222-8274.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Enhanced Small and Mid Cap ETF	$33	0.64%

Fund Statistics

Table Summary
Net Assets	$73,133,470
Number of Portfolio Holdings	185
Advisory Fee (net of waivers)	$90,699
Portfolio Turnover	107%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CNA Financial Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Cincinnati Financial Corp.	1.7%
Crown Holdings, Inc.	1.7%
Ralph Lauren Corp.	1.7%
Markel Group, Inc.	1.6%
Watts Water Technologies, Inc., Class A	1.6%
Affiliated Managers Group, Inc.	1.6%
Synchrony Financial	1.5%
CF Industries Holdings, Inc.	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.5%
Technology
18.8%
Industrials
12.9%
Health Care
12.8%
Consumer Discretionary
9.3%
Materials
6.8%
Energy
3.9%
Real Estate
2.5%
Communications
2.2%
Utilities
2.1%
Consumer Staples
2.1%
Other Assets in Excess of Liabilities
2.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Consumer Staples	2.1%
Utilities	2.1%
Communications	2.2%
Real Estate	2.5%
Energy	3.9%
Materials	6.8%
Consumer Discretionary	9.3%
Health Care	12.8%
Industrials	12.9%
Technology	18.8%
Financials	23.5%

Material Fund Changes

Effective November 12, 2025, the OneAscent Small Cap Core ETF changed its name to the OneAscent Enhanced Small and Mid Cap ETF.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oasc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Enhanced Small and Mid Cap ETF

Semi-Annual Shareholder Report - February 28, 2026

TSR-SAR 022826-OASC

Tactical Multi-Purpose Fund

Tactical Multi-Purpose Fund (TMPFX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Tactical Multi-Purpose Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$50	1.00%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$27,807
Number of Portfolio Holdings	1
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Composition of Net Assets (% of net assets)

Money Market Funds
103.6%
Liabilities in Excess of Other Assets
-3.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	103.6%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Tactical Multi-Purpose Fund (TMPFX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-TMPFX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FI INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Financial Statements

and Additional Information

February 28, 2026

FI Institutional Group

Stock Fund for Retirement Plans

FI Institutional Group

ESG Stock Fund for Retirement Plans

FI Institutional Group

Fixed Income Fund for Retirement Plans

FI Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

FI Institutional Group Stock Fund for Retirement Plans

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15%
Australia — 1.14%
Financials — 0.83%
Westpac Banking Corp.	107	$3,240

Materials — 0.31%
Rio Tinto Ltd.	10	1,191

Total Australia		4,431

Brazil — 0.42%
Materials — 0.42%
Vale SA - ADR	95	1,632
Total Brazil		1,632

Canada — 4.85%
Energy — 0.42%
Suncor Energy, Inc.	29	1,639

Industrials — 1.04%
Canadian Pacific Kansas City Ltd.	46	4,029

Materials — 3.39%
Hudbay Minerals, Inc.	232	6,573
Lundin Mining Corp.	208	6,629
		13,202
Total Canada		18,870

China — 4.25%
Communications — 0.66%
Tencent Holdings Ltd. - ADR	39	2,562

Consumer Discretionary — 1.31%
Alibaba Group Holding Ltd. - ADR	21	3,026
Meituan(a)	198	2,054
		5,080
Financials — 2.13%
CITIC Securities Company Ltd.	1,365	4,896
Ping An Insurance (Group) Company of China Ltd., H Shares	388	3,373
		8,269
Health Care — 0.15%
Sino Biopharmaceutical Ltd. - ADR	41	599

Total China		16,510

Denmark — 1.22%
Financials — 0.81%
Danske Bank A/S	60	3,132

See accompanying notes which are an integral part of these financial statements.

1

FI Institutional Group Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15% - continued
Denmark — 1.22% - continued
Industrials — 0.41%
FLSmidth & Co. A/S(a)	18	$1,596

Total Denmark		4,728

Finland — 0.24%
Industrials — 0.24%
Valmet Oyj	28	943
Total Finland		943

France — 3.50%
Consumer Discretionary — 0.62%
Kering SA - ADR	72	2,415

Energy — 0.53%
TotalEnergies SE	26	2,068

Industrials — 2.10%
Legrand SA	25	4,548
Schneider Electric SE	11	3,599
		8,147
Technology — 0.25%
Dassault Systems SE	44	965

Total France		13,595

Germany — 4.67%
Communications — 0.89%
Deutsche Telekom A.G.	86	3,467

Consumer Discretionary — 0.58%
adidas AG	12	2,245

Industrials — 2.63%
MTU Aero Engines AG	8	3,457
Siemens AG	23	6,728
		10,185
Technology — 0.57%
SAP SE	11	2,224

Total Germany		18,121

India — 0.56%
Financials — 0.56%
HDFC Bank Ltd. - ADR	68	2,166
Total India		2,166

Italy — 1.79%
Energy — 0.60%
Eni SpA	101	2,347

See accompanying notes which are an integral part of these financial statements.

2

FI Institutional Group Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15% - continued
Italy — 1.79% - continued
Financials — 1.19%
Intesa Sanpaolo SpA	672	$4,637

Total Italy		6,984

Japan — 5.03%
Financials — 0.60%
Sumitomo Mitsui Financial Group, Inc. - ADR	104	2,334

Industrials — 4.43%
Daifuku Company Ltd. - ADR	85	1,741
FANUC Corp. - ADR	99	2,242
Mitsubishi Corp.	160	5,420
Mitsubishi Heavy Industries Ltd.	130	4,174
SMC Corp. - ADR	98	2,346
Yaskawa Electric Corp. - ADR	18	1,268
		17,191
Total Japan		19,525

Netherlands — 2.95%
Financials — 0.70%
ING Groep NV	93	2,709

Technology — 2.25%
ASML Holding NV	6	8,751

Total Netherlands		11,460

Spain — 5.02%
Consumer Discretionary — 1.06%
Industria de Diseno Textil SA	61	4,098

Financials — 3.96%
Banco Bilbao Vizcaya Argentaria SA	250	5,838
Banco Santander SA	479	6,110
CaixBank SA	275	3,421
		15,369
Total Spain		19,467

Sweden — 0.66%
Communications — 0.66%
Spotify Technology SA(a)	5	2,575
Total Sweden		2,575

Switzerland — 3.63%
Financials — 2.27%
Swiss Re AG	14	2,476
UBS Group AG	151	6,288
		8,764

See accompanying notes which are an integral part of these financial statements.

3

FI Institutional Group Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15% - continued
Switzerland — 3.63% - continued
Health Care — 1.36%
Novartis AG	31	$5,262

Total Switzerland		14,026

Taiwan Province of China — 3.47%
Technology — 3.47%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	36	13,484
Total Taiwan Province of China		13,484

United Kingdom — 5.71%
Energy — 1.23%
BP PLC	248	1,597
Shell PLC	77	3,187
		4,784
Financials — 0.74%
NatWest Group PLC	346	2,887

Health Care — 2.55%
AstraZeneca PLC	24	5,027
GSK PLC	165	4,895
		9,922
Industrials — 1.19%
Rolls-Royce Holdings PLC	257	4,619

Total United Kingdom		22,212

United States — 50.04%
Communications — 4.34%
Alphabet, Inc., Class A	26	8,106
Meta Platforms, Inc., Class A	12	7,778
Netflix, Inc.(a)	10	962
		16,846
Consumer Discretionary — 2.35%
Amazon.com, Inc.(a)	23	4,831
Home Depot, Inc. (The)	8	3,046
Starbucks Corp.	13	1,274
		9,151
Consumer Staples — 4.52%
Coca-Cola Co. (The)	42	3,425
Costco Wholesale Corp.	3	3,032
PepsiCo, Inc.	13	2,207
Procter & Gamble Co. (The)	21	3,511
Walmart, Inc.	42	5,375
		17,550
Energy — 3.54%
Chevron Corp.	30	5,603
ConocoPhillips	11	1,248

See accompanying notes which are an integral part of these financial statements.

4

FI Institutional Group Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15% - continued
United States — 50.04% - continued
Energy — 3.54% - continued
Exxon Mobil Corp.	45	$6,863
		13,714
Financials — 9.19%
American Express Co.	13	4,016
Bank of America Corp.	57	2,840
BlackRock, Inc.	3	3,190
Citigroup, Inc.	33	3,636
Goldman Sachs Group, Inc. (The)	5	4,298
Invesco Ltd.	52	1,366
Jefferies Financial Group, Inc.	25	1,110
JPMorgan Chase & Co.	14	4,204
MasterCard, Inc., Class A	4	2,069
Morgan Stanley	29	4,829
T. Rowe Price Group, Inc.	10	946
Visa, Inc., Class A	10	3,201
		35,705
Health Care — 6.90%
Alnylam Pharmaceuticals, Inc.(a)	5	1,665
Eli Lilly & Co.	5	5,260
Incyte Corporation(a)	18	1,823
Johnson & Johnson	6	1,491
Merck & Co., Inc.	36	4,458
Pfizer, Inc.	128	3,539
PTC Therapeutics, Inc.(a)	15	1,023
Thermo Fisher Scientific, Inc.	3	1,563
United Therapeutics Corporation(a)	4	2,016
UnitedHealth Group, Inc.	5	1,466
Vertex Pharmaceuticals, Inc.(a)	5	2,484
		26,788
Industrials — 5.62%
AeroVironment, Inc.(a)	17	4,288
Boeing Co. (The)(a)	10	2,275
Cummins, Inc.	10	5,839
Deere & Co.	6	3,778
Rockwell Automation, Inc.	6	2,445
RTX Corp.	16	3,242
		21,867
Materials — 1.34%
Materion Corp.	10	1,631
New Linde PLC	7	3,556
		5,187
Technology — 12.24%
Apple, Inc.	42	11,096
Autodesk, Inc.(a)	7	1,721
Broadcom, Inc.	12	3,835
Cisco Systems, Inc.	63	5,006

See accompanying notes which are an integral part of these financial statements.

5

FI Institutional Group Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15% - continued
United States — 50.04% - continued
Technology — 12.24% - continued
Microsoft Corp.	21	$8,247
NVIDIA Corp.	71	12,580
Oracle Corp.	14	2,036
Salesforce, Inc.	7	1,364
ServiceNow, Inc.(a)	15	1,620
		47,505
Total United States		194,313
Total Common Stocks — (Cost $227,349)		385,042

MONEY MARKET FUNDS — 0.72%
First American Government Obligations Fund, Class X, 3.60%(b)	2,814	2,814
Total Money Market Funds (Cost $2,814)		2,814

Total Investments — 99.87% (Cost $230,163)		387,856
Other Assets in Excess of Liabilities — 0.13%		494
NET ASSETS — 100.00%		$388,350

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

6

FI Institutional Group ESG Stock Fund for Retirement Plans

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.72%
Australia — 0.84%
Financials — 0.84%
Westpac Banking Corp.	107	$3,240
Total Australia		3,240

Canada — 1.97%
Materials — 1.97%
Hudbay Minerals, Inc.	158	4,478
Lundin Mining Corp.	100	3,187
		7,665
Total Canada		7,665

China — 4.88%
Communications — 1.00%
Tencent Holdings Ltd. - ADR	59	3,876

Consumer Discretionary — 1.64%
Alibaba Group Holding Ltd. - ADR	30	4,323
Meituan(a)	199	2,064
		6,387
Financials — 2.08%
CITIC Securities Company Ltd.	1,283	4,602
Ping An Insurance (Group) Company of China Ltd., H Shares	404	3,512
		8,114
Health Care — 0.16%
Sino Biopharmaceutical Ltd. - ADR	42	613

Total China		18,990

Denmark — 2.14%
Financials — 1.22%
Danske Bank A/S	91	4,751

Industrials — 0.92%
FLSmidth & Co. A/S(a)	12	1,064
Vestas Wind Systems A/S	98	2,518
		3,582
Total Denmark		8,333

Finland — 0.25%
Industrials — 0.25%
Valmet Oyj	29	976
Total Finland		976

France — 3.42%
Consumer Discretionary — 0.62%
Kering SA - ADR	72	2,416

See accompanying notes which are an integral part of these financial statements.

7

FI Institutional Group ESG Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.72% - continued
France — 3.42% - continued
Energy — 0.62%
TotalEnergies SE	30	$2,387

Industrials — 1.69%
Schneider Electric SE	20	6,544

Technology — 0.49%
Dassault Systems SE	87	1,908

Total France		13,255

Germany — 3.13%
Consumer Discretionary — 0.63%
adidas AG	13	2,431

Industrials — 2.14%
Daimler Truck Holding AG(a)	53	2,697
Siemens AG	19	5,558
		8,255
Technology — 0.36%
SAP SE	7	1,415

Total Germany		12,101

India — 0.28%
Financials — 0.28%
HDFC Bank Ltd. - ADR	34	1,083
Total India		1,083

Italy — 2.44%
Energy — 1.14%
Eni SpA	192	4,463

Financials — 1.30%
Intesa Sanpaolo SpA	730	5,037

Total Italy		9,500

Japan — 4.49%
Financials — 0.97%
Sumitomo Mitsui Financial Group, Inc. - ADR	167	3,747

Industrials — 3.52%
Daifuku Company Ltd. - ADR	64	1,311
FANUC Corp. - ADR	92	2,084
Hitachi Ltd.	100	3,347
Marubeni Corp.	130	5,001
Yaskawa Electric Corp. - ADR	27	1,902
		13,645
Total Japan		17,392

See accompanying notes which are an integral part of these financial statements.

8

FI Institutional Group ESG Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.72% - continued
Netherlands — 2.63%
Technology — 2.63%
ASML Holding NV	7	$10,209
Total Netherlands		10,209

Norway — 1.04%
Energy — 1.04%
Equinor ASA	136	4,028
Total Norway		4,028

Spain — 5.44%
Consumer Discretionary — 1.03%
Industria de Diseno Textil SA	60	4,031

Financials — 4.41%
Banco Bilbao Vizcaya Argentaria SA	266	6,213
Banco Santander SA	457	5,831
CaixBank SA	409	5,088
		17,132
Total Spain		21,163

Sweden — 1.50%
Communications — 0.66%
Spotify Technology SA(a)	5	2,575

Industrials — 0.84%
Atlas Copco AB	150	3,243

Total Sweden		5,818

Switzerland — 4.81%
Financials — 2.18%
Swiss Re AG	14	2,476
UBS Group AG	143	5,955
		8,431
Health Care — 1.26%
Novartis AG	29	4,924

Industrials — 1.37%
ABB Ltd.	57	5,326

Total Switzerland		18,681

Taiwan Province of China — 3.67%
Technology — 3.67%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	38	14,234
Total Taiwan Province of China		14,234

See accompanying notes which are an integral part of these financial statements.

9

FI Institutional Group ESG Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.72% - continued
United Kingdom — 6.30%
Consumer Staples — 0.44%
Unilever PLC	23	$1,693

Energy — 2.16%
BP PLC	675	4,345
Shell PLC	97	4,018
		8,363
Financials — 0.50%
NatWest Group PLC	231	1,927

Health Care — 1.02%
AstraZeneca PLC	19	3,980

Materials — 2.18%
Anglo American PLC	48	2,394
Antofagasta PLC	105	6,040
		8,434
Total United Kingdom		24,397

United States — 49.49%
Communications — 2.67%
Alphabet, Inc., Class A	27	8,417
Netflix, Inc.(a)	20	1,925
		10,342
Consumer Discretionary — 2.10%
Amazon.com, Inc.(a)	24	5,041
Home Depot, Inc. (The)	8	3,046
		8,087
Consumer Staples — 3.99%
Colgate-Palmolive Co.	29	2,875
Costco Wholesale Corp.	3	3,032
PepsiCo, Inc.	18	3,055
Procter & Gamble Co. (The)	20	3,345
Walmart, Inc.	25	3,199
		15,506
Energy — 1.31%
ConocoPhillips	18	2,042
Schlumberger Ltd.	59	3,029
		5,071
Financials — 10.97%
American Express Co.	14	4,325
Bank of America Corp.	56	2,790
BlackRock, Inc.	4	4,253
Citigroup, Inc.	50	5,510
Goldman Sachs Group, Inc. (The)	5	4,298
Invesco Ltd.	124	3,256
Jefferies Financial Group, Inc.	20	888
JPMorgan Chase & Co.	14	4,204
MasterCard, Inc., Class A	5	2,586

See accompanying notes which are an integral part of these financial statements.

10

FI Institutional Group ESG Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.72% - continued
United States — 49.49% - continued
Financials — 10.97% - continued
Morgan Stanley	26	$4,329
T. Rowe Price Group, Inc.	14	1,325
Visa, Inc., Class A	15	4,802
		42,566
Health Care — 8.87%
Alnylam Pharmaceuticals, Inc.(a)	6	1,998
Eli Lilly & Co.	10	10,520
Incyte Corp.(a)	24	2,430
Johnson & Johnson	9	2,236
Merck & Co., Inc.	28	3,467
Pfizer, Inc.	113	3,124
PTC Therapeutics, Inc.(a)	30	2,046
Thermo Fisher Scientific, Inc.	4	2,084
United Therapeutics Corp.(a)	5	2,520
UnitedHealth Group, Inc.	5	1,466
Vertex Pharmaceuticals, Inc.(a)	5	2,484
		34,375
Industrials — 6.22%
Cummins, Inc.	11	6,422
Deere & Co.	9	5,666
Rockwell Automation, Inc.	14	5,704
Union Pacific Corp.	7	1,855
Xylem, Inc.	35	4,535
		24,182
Materials — 0.92%
New Linde PLC	7	3,557

Technology — 12.44%
Apple, Inc.	40	10,567
Autodesk, Inc.(a)	8	1,967
Broadcom, Inc.	13	4,154
Cisco Systems, Inc.	71	5,642
Microsoft Corp.	21	8,249
NVIDIA Corp.	71	12,580
Oracle Corp.	13	1,890
Salesforce, Inc.	8	1,558
ServiceNow, Inc.(a)	15	1,620
		48,227
Total United States		191,913
Total Common Stocks — (Cost $232,422)		382,978

See accompanying notes which are an integral part of these financial statements.

11

FI Institutional Group ESG Stock Fund for Retirement Plans

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 0.44%
Australia — 0.44%
Materials — 0.44%
Fortescue Metals Group Ltd.	113	$1,700
Total Australia		1,700
Total Preferred Stocks — (Cost $1,554)		1,700

MONEY MARKET FUNDS — 0.71%
First American Government Obligations Fund, Class X, 3.60%(b)	2,766	2,766
Total Money Market Funds (Cost $2,766)		2,766

Total Investments — 99.87% (Cost $236,742)		387,444
Other Assets in Excess of Liabilities — 0.13%		499
NET ASSETS — 100.00%		$387,943

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

12

FI Institutional Group Fixed Income Fund for Retirement Plans

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 82.36%
United States Treasury Note, 2.63%, 2/15/2029	$616,100	$602,996
United States Treasury Note, 4.00%, 5/31/2030	299,000	305,179
United States Treasury Note, 4.00%, 1/31/2031	599,000	611,823
United States Treasury Note, 4.50%, 11/15/2033	291,000	304,970
United States Treasury Note, 4.50%, 2/15/2036	581,000	610,050
United States Treasury Note, 4.50%, 5/15/2038	149,000	155,128
United States Treasury Note, 4.63%, 2/15/2040	93,000	96,397
Total U.S. Government & Agencies (Cost $2,754,184)		2,686,543

	Shares
EXCHANGE-TRADED FUNDS — 14.96%
iShares MBS ETF	5,034	487,845
Total Exchange-Traded Funds (Cost $458,838)		487,845

MONEY MARKET FUNDS — 2.29%
First American Government Obligations Fund, Class X, 3.60%(a)	74,774	74,774
Total Money Market Funds (Cost $74,774)		74,774

Total Investments — 99.61% (Cost $3,287,796)		3,249,162
Other Assets in Excess of Liabilities — 0.39%		12,678
NET ASSETS — 100.00%		$3,261,840

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes which are an integral part of these financial statements.

13

FI Institutional Group ESG Fixed Income Fund for Retirement Plans

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 81.36%
United States Treasury Note, 2.63%, 2/15/2029	$570,700	$558,561
United States Treasury Note, 4.00%, 5/31/2030	300,000	306,199
United States Treasury Note, 4.00%, 1/31/2031	573,000	585,266
United States Treasury Note, 4.13%, 7/31/2031	40,000	41,098
United States Treasury Note, 4.50%, 11/15/2033	292,000	306,018
United States Treasury Note, 4.50%, 2/15/2036	557,000	584,850
United States Treasury Note, 4.50%, 5/15/2038	147,000	153,047
United States Treasury Note, 4.63%, 2/15/2040	92,000	95,360
Total U.S. Government & Agencies (Cost $2,698,122)		2,630,399

	Shares
EXCHANGE-TRADED FUNDS — 15.96%
iShares MBS ETF	5,325	516,046
Total Exchange-Traded Funds (Cost $485,215)		516,046

MONEY MARKET FUNDS — 2.29%
First American Government Obligations Fund, Class X, 3.60%(a)	74,156	74,156
Total Money Market Funds (Cost $74,156)		74,156

Total Investments — 99.61% (Cost $3,257,493)		3,220,601
Other Assets in Excess of Liabilities — 0.39%		12,635
NET ASSETS — 100.00%		$3,233,236

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes which are an integral part of these financial statements.

14

FI Institutional Group Fund Family

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	FI Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Assets
Investments in securities at value (cost $230,163, $236,742, $3,287,796 and $3,257,493, respectively)	$387,856	$387,444	$3,249,162	$3,220,601
Cash	—	38	—	—
Dividends and interest receivable	494	461	12,678	12,635
Total Assets	388,350	387,943	3,261,840	3,233,236

Net Assets	$388,350	$387,943	$3,261,840	$3,233,236

Net Assets consist of:
Paid-in capital	$223,310	$226,185	$3,537,607	$3,533,311
Accumulated earnings (deficits)	165,040	161,758	(275,767)	(300,075)
Net Assets	$388,350	$387,943	$3,261,840	$3,233,236
Shares outstanding (unlimited number of shares authorized, no par value)	19,371	19,535	358,997	358,933
Net asset value and offering price per share	$20.05	$19.86	$9.09	$9.01

See accompanying notes which are an integral part of these financial statements.

15

FI Institutional Group Fund Family

Statements of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

	FI Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Investment Income
Dividend income	$2,947	$3,232	$15,330	$15,877
Interest income	46	46	40,732	39,826
Foreign dividend taxes withheld	(284)	(306)	—	—
Total investment income	2,709	2,972	56,062	55,703

Net investment income	2,709	2,972	56,062	55,703

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	6,582	10,285	(138,036)	(137,473)
Net realized gain (loss) on foreign currency translations	(1)	1	—	—
Net change in unrealized appreciation of investment securities and foreign currency translations	43,404	40,139	200,544	199,900
Net realized and change in unrealized gain on investments and foreign currency	49,985	50,425	62,508	62,427
Net increase in net assets resulting from operations	$52,694	$53,397	$118,570	$118,130

See accompanying notes which are an integral part of these financial statements.

16

FI Institutional Group Fund Family

Statements of Changes in Net Assets

	FI Institutional Group Stock Fund for Retirement Plans		FI Institutional Group ESG Stock Fund for Retirement Plans
	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,709	$4,987	$2,972	$5,439
Net realized gain on investment securities transactions and foreign currency translations	6,581	35,625	10,286	34,816
Net change in unrealized appreciation of investment securities and foreign currency translations	43,404	4,569	40,139	161
Net increase in net assets resulting from operations	52,694	45,181	53,397	40,416

Distributions From:
Earnings	(41,216)	(11,375)	(40,964)	(13,735)
Total distributions	(41,216)	(11,375)	(40,964)	(13,735)

Capital Transactions
Reinvestment of distributions	41,216	11,375	40,964	13,735
Net increase in net assets resulting from capital transactions	41,216	11,375	40,964	13,735
Total Increase in Net Assets	52,694	45,181	53,397	40,416

Net Assets
Beginning of period	335,656	290,475	334,546	294,130
End of period	$388,350	$335,656	$387,943	$334,546

Share Transactions
Shares issued in reinvestment of distributions	2,194	663	2,172	810
Net increase in shares outstanding	2,194	663	2,172	810

See accompanying notes which are an integral part of these financial statements.

17

FI Institutional Group Fund Family

Statements of Changes in Net Assets (continued)

	FI Institutional Group Fixed Income Fund for Retirement Plans		FI Institutional Group ESG Fixed Income Fund for Retirement Plans
	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$56,062	$105,850	$55,703	$104,963
Net realized gain (loss) on investment securities transactions and foreign currency translations	(138,036)	230	(137,473)	(4,767)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	200,544	(10,689)	199,900	(5,601)
Net increase in net assets resulting from operations	118,570	95,391	118,130	94,595

Distributions From:
Earnings	(108,322)	(101,936)	(107,566)	(100,293)
Total distributions	(108,322)	(101,936)	(107,566)	(100,293)

Capital Transactions
Reinvestment of distributions	108,322	101,936	107,566	100,293
Net increase in net assets resulting from capital transactions	108,322	101,936	107,566	100,293
Total Increase in Net Assets	118,570	95,391	118,130	94,595

Net Assets
Beginning of period	3,143,270	3,047,879	3,115,106	3,020,511
End of period	$3,261,840	$3,143,270	$3,233,236	$3,115,106

Share Transactions
Shares issued in reinvestment of distributions	12,144	11,867	12,168	11,786
Net increase in shares outstanding	12,144	11,867	12,168	11,786

See accompanying notes which are an integral part of these financial statements.

18

FI Institutional Group Stock Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$19.54		$17.59	$14.28	$11.57	$15.11	$11.58

Investment operations:
Net investment income	0.16		0.30	0.25	0.19	0.18	0.17
Net realized and unrealized gain (loss)	2.75		2.34	3.86	2.73	(3.55)	3.51
Total from investment operations	2.91		2.64	4.11	2.92	(3.37)	3.68

Less distributions to shareholders from:
Net investment income	(0.34)		(0.26)	(0.22)	(0.18)	(0.17)	(0.15)
Net realized gains	(2.06)		(0.43)	(0.58)	(0.03)	—	—
Total distributions	(2.40)		(0.69)	(0.80)	(0.21)	(0.17)	(0.15)

Net asset value, end of period	$20.05		$19.54	$17.59	$14.28	$11.57	$15.11

Total Return(a)	15.71	%(b)	15.55%	30.02%	25.75%	(22.55)%	32.06%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$388		$336	$290	$223	$178	$229
Ratio of net investment income to average net assets	1.51	%(c)	1.66%	1.64%	1.56%	1.37%	1.27%
Portfolio turnover rate	6	%(b)	25%	9%	25%	11%	1%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

19

FI Institutional Group ESG Stock Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$19.27		$17.77	$14.48	$11.56	$14.98	$11.58

Investment operations:
Net investment income	0.17		0.32	0.28	0.20	0.19	0.16
Net realized and unrealized gain (loss)	2.78		2.01	3.90	2.91	(3.45)	3.40
Total from investment operations	2.95		2.33	4.18	3.11	(3.26)	3.56

Less distributions to shareholders from:
Net investment income	(0.37)		(0.28)	(0.25)	(0.19)	(0.16)	(0.16)
Net realized gains	(1.99)		(0.55)	(0.64)	—	—	—
Total distributions	(2.36)		(0.83)	(0.89)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$19.86		$19.27	$17.77	$14.48	$11.56	$14.98

Total Return(a)	15.95	%(b)	13.75%	30.13%	27.34%	(22.03)%	31.07%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$388		$335	$294	$226	$177	$228
Ratio of net investment income to average net assets	1.65	%(c)	1.80%	1.78%	1.56%	1.37%	1.23%
Portfolio turnover rate	8	%(b)	23%	9%	30%	10%	1%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

20

FI Institutional Group Fixed Income Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$9.06		$9.10	$8.70	$8.97	$10.44	$10.53

Investment operations:
Net investment income	0.16		0.30	0.31	0.28	0.18	0.21
Net realized and unrealized gain (loss)	0.18		(0.04)	0.41	(0.34)	(1.47)	0.04
Total from investment operations	0.34		0.26	0.72	(0.06)	(1.29)	0.25

Less distributions to shareholders from:
Net investment income	(0.31)		(0.30)	(0.32)	(0.21)	(0.18)	(0.27)
Net realized gains	—		—	—	—	— (a)	(0.07)
Total distributions	(0.31)		(0.30)	(0.32)	(0.21)	(0.18)	(0.34)

Net asset value, end of period	$9.09		$9.06	$9.10	$8.70	$8.97	$10.44

Total Return(b)	3.84	%(c)	3.09%	8.42%	(0.60)%	(12.54)%	2.38%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,262		$3,143	$3,048	$2,812	$2,828	$3,236
Ratio of net investment income to average net assets	3.54	%(d)	3.47%	3.59%	3.30%	1.89%	2.00%
Portfolio turnover rate	39	%(c)	14%	28%	14%	32%	46%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

21

FI Institutional Group ESG Fixed Income Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$8.98		$9.02	$8.64	$8.92	$10.41	$10.54

Investment operations:
Net investment income	0.16		0.31	0.31	0.29	0.18	0.21
Net realized and unrealized gain (loss)	0.18		(0.05)	0.39	(0.35)	(1.50)	— (a)
Total from investment operations	0.34		0.26	0.70	(0.06)	(1.32)	0.21

Less distributions to shareholders from:
Net investment income	(0.31)		(0.30)	(0.32)	(0.22)	(0.17)	(0.27)
Net realized gains	—		—	—	—	— (a)	(0.07)
Total distributions	(0.31)		(0.30)	(0.32)	(0.22)	(0.17)	(0.34)

Net asset value, end of period	$9.01		$8.98	$9.02	$8.64	$8.92	$10.41

Total Return(b)	3.85	%(c)	3.06%	8.23%	(0.69)%	(12.85)%	2.02%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,233		$3,115	$3,021	$2,792	$2,812	$3,227
Ratio of net investment income to average net assets	3.55	%(d)	3.48%	3.60%	3.31%	1.88%	1.99%
Portfolio turnover rate	40	%(c)	15%	29%	14%	33%	46%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

22

FI Institutional Group Fund Family

Notes to the Financial Statements

February 28, 2026 (Unaudited)

NOTE 1. ORGANIZATION

FI Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), FI Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), FI Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies

23

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended February 28, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions,

24

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation

25

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one

26

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded

27

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2026:

Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$385,042	$—	$—	$385,042
Money Market Funds	2,814	—	—	2,814
Total	$387,856	$—	$—	$387,856

ESG Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$382,978	$—	$—	$382,978
Preferred Stocks	1,700	—	—	1,700
Money Market Funds	2,766	—	—	2,766
Total	$387,444	$—	$—	$387,444

Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies(a)	$—	$2,686,543	$—	$2,686,543
Exchange-Traded Funds	487,845	—	—	487,845
Money Market Funds	74,774	—	—	74,774
Total	$562,619	$2,686,543	$—	$3,249,162

ESG Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies(a)	$—	$2,630,399	$—	$2,630,399
Exchange-Traded Funds	516,046	—	—	516,046
Money Market Funds	74,156	—	—	74,156
Total	$590,202	$2,630,399	$—	$3,220,601

(a)	Refer to Schedule of Investments for sector classifications.

28

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds are available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which

29

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

	Stock	ESG Stock	Fixed Income	ESG Fixed
	Fund	Fund	Fund	Income Fund
Purchases	$23,681	$31,861	$1,237,071	$1,233,053
Sales	21,548	29,753	1,235,358	1,231,164
U.S. Government Purchases	—	—	—	—
U.S. Government Sales	—	—	—	—

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Stock	ESG Stock	Fixed Income	ESG Fixed
	Fund	Fund	Fund	Income Fund
Gross unrealized appreciation	$167,610	$160,663	$38,354	$40,280
Gross unrealized depreciation	(9,992)	(10,037)	(76,039)	(76,228)
Net unrealized appreciation (depreciation) on investments	157,618	150,626	(37,685)	(35,948)
Tax cost of investments	$230,236	$236,818	$3,286,847	$3,256,551

30

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

The tax character of distributions paid for the fiscal year ended August 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	Stock	ESG Stock	Fixed Income	ESG Fixed
	Fund	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$4,310	$4,704	$101,936	$100,293
Long-term capital gains	7,066	9,031	—	—
Total distributions paid	$11,376	$13,735	$101,936	$100,293

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock	ESG Stock	Fixed Income	ESG Fixed
	Fund	Fund	Fund	Income Fund
Undistributed ordinary income	$3,925	$4,481	$68,493	$67,916
Undistributed long-term capital gains	35,422	34,357	—	—
Accumulated capital and other losses	—	—	(116,279)	(142,706)
Unrealized appreciation (depreciation) on investments	114,215	110,487	(238,229)	(235,849)
Total accumulated earnings (deficit)	$153,562	$149,325	$(286,015)	$(310,639)

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to C Corporation return of capital basis adjustments, wash sales and PFIC adjustments.

As of August 31, 2025, the Fixed Income Fund had accumulated long-term capital loss carryforwards of $116,279 and ESG Fixed Income Fund had accumulated long-term capital loss carryforwards of $142,706. Capital loss carryforwards are not subject to expiration.

For the fiscal year ended August 31, 2025, the Fixed Income Fund utilized long-term capital loss carryforwards of $230.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

31

FI Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

32

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The FI Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), FI Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), FI Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Funds and, as required by law, considered the renewal of each Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in February 2026, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of each management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Funds’ management agreements was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to each Fund, which included, but was not limited to, providing a continuous investment program for each Fund, adhering to each Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of each Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who were responsible for the day-to-day management of the various Funds’ portfolios, as well as the qualifications and experience of the other individuals at Fisher who provided services to the Funds. The Trustees recalled the investment process employed by Fisher, noting its broad analysis of economic, political, sentiment drivers to formulate forecasts and develop portfolio themes for the Funds. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Funds. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to each of the Funds.

33

Additional Information (Unaudited) (continued)

Fund Performance. The Trustees next reviewed and discussed in detail the performance of each Fund for periods ended December 31, 2025. The Trustees noted that the Stock Fund and the ESG Stock Fund each outperformed its peer group and benchmark, the MSCI ACWI IMI Index, over the one-year, three-year, five-year and since inception periods. The Trustees also observed that the Stock Fund underperformed compared to a UCITS fund managed by Fisher with a similar strategy to the Stock Fund and considered Fisher’s explanation that the underperformance for the one-year, three-year, and five-year periods relative to the UCITS fund was attributable to country and/or sector allocation and equity selection in such countries and sectors. The Trustees discussed that the ESG Stock Fund outperformed a UCITS fund managed by Fisher with a similar investment strategy to the ESG Stock Fund.

The Trustees noted that Fixed Income Fund and ESG Fixed Income Fund both outperformed its peer group, Morningstar category and benchmark, the ICE BofA U.S. Broad Market Index, over the one-year, three-year, and five-year periods. The Trustees reviewed the performance of the Fixed Income Fund since inception, noting that the Fixed Income Fund outperformed its benchmark and peer group but underperformed its Morningstar category. The Trustees reviewed the ESG Fixed Income Fund since inception, noting it outperformed its benchmark but underperformed its Morningstar category and peer group. The Trustees acknowledged Fisher’s explanation that relative underperformance was attributable to allocations and security selection. The Trustees noted that Fisher does not manage any other pooled investment vehicle or private account comparable to the Fixed Income Fund or ESG Fixed Income Fund.

The Trustees concluded that the performance of each Fund was acceptable.

Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for each Fund. The Trustees noted that, with respect to the Stock Fund, Fixed Income Fund, ESG Stock Fund and ESG Fixed Income Fund, Fisher did not charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) paid a separate advisory fee directly to Fisher for its services and also paid fees to record keepers and administrators.

The Trustees also considered profitability analyses for each Fund prepared by Fisher, which showed that Fisher did not earn a profit for managing any of the Funds. The Trustees noted Fisher’s representation that it did not enter into soft-dollar transactions related to the Funds. The Trustees concluded that the management fees represent reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Funds.

Economies of Scale. In determining the reasonableness of the management fees, the Trustees also considered the extent to which Fisher would realize economies of scale as the Funds grew larger. The Trustees determined that, in light of the current size of the Funds and Fisher’s representations that it was not earning a profit in managing the Funds, it did not appear that Fisher was realizing benefits from economies of scale in managing any of the Funds. Therefore, breakpoints were not a consideration at this time with respect to each Fund. Because Fisher did not charge a management fee to the Stock Fund, Fixed Income Fund, ESG Stock Fund, and ESG Fixed Income Fund, the Trustees determined that economies of scale was not a consideration at this time.

34

OneAscent Large Cap Core ETF (OALC)

OneAscent Core Plus Bond ETF (OACP)

OneAscent International Equity ETF (OAIM)

OneAscent Emerging Markets ETF (OAEM)

OneAscent Enhanced Small and Mid Cap ETF (OASC)

NYSE Arca, Inc.

Semi-Annual Financial Statements and

Additional Information

February 28, 2026

OneAscent Investment Solutions, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Telephone: 1-800-222-8274

OneAscent Large Cap Core ETF

Schedule of Investments

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.83%
Communications — 10.90%
Alphabet, Inc., Class C	17,476	$5,442,551
Alphabet, Inc., Class A	21,202	6,609,935
AT&T, Inc.	56,284	1,576,515
Booking Holdings, Inc.	223	945,375
Electronic Arts, Inc.	2,881	577,842
GoDaddy, Inc., Class A(a)	2,847	248,145
Liberty Broadband Corp., Series C(a)	4,547	248,312
News Corp., Class A	14,607	354,804
Omnicom Group, Inc.	13,551	1,155,764
Pinterest, Inc., Class A(a)	9,360	160,337
T-Mobile US, Inc.	4,743	1,029,658
Trade Desk, Inc. (The), Class A(a)	7,574	180,413
Uber Technologies, Inc.(a)	11,626	876,833
VeriSign, Inc.	1,273	290,168
Verizon Communications, Inc.	37,841	1,897,347
Warner Bros Discovery, Inc.(a)	18,041	508,215
		22,102,214
Consumer Discretionary — 11.99%
Airbnb, Inc., Class A(a)	5,649	763,236
Amazon.com, Inc.(a)	35,736	7,504,561
AutoZone, Inc.(a)	138	518,270
Best Buy Co., Inc.	6,022	373,183
BorgWarner, Inc.	16,120	928,028
Chipotle Mexican Grill, Inc.(a)	7,361	273,976
Copart, Inc.(a)	12,960	493,646
DoorDash, Inc., Class A(a)	2,669	470,998
eBay, Inc.	3,901	354,445
Expedia Group, Inc.	2,098	452,518
Ford Motor Co.	61,788	870,593
General Motors Co.	13,873	1,091,944
Gentex Corp.	28,359	663,601
Harley-Davidson, Inc.	11,638	209,484
Hilton Worldwide Holdings, Inc.	944	294,320
Home Depot, Inc. (The)	6,217	2,366,936
Lear Corp.	6,509	854,306
Lowe’s Cos., Inc.	4,638	1,227,076
Marriott International, Inc., Class A	1,799	614,772
McDonald’s Corp.	3,597	1,226,794
O’Reilly Automotive, Inc.(a)	6,298	591,256
Rivian Automotive, Inc., Class A(a)	17,279	264,887
Ross Stores, Inc.	3,181	654,141
Royal Caribbean Cruises Ltd.	1,286	399,895
Tractor Supply Co.	5,107	264,747
Williams-Sonoma, Inc.	1,626	334,387
Yum! Brands, Inc.	1,489	250,390
		24,312,390

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.83% - continued
Consumer Staples — 4.81%
Coca-Cola Co. (The)	25,188	$2,054,333
Hershey Co. (The)	1,643	388,208
Keurig Dr Pepper, Inc.	9,689	293,383
Mondelez International, Inc., Class A	8,711	536,423
PepsiCo, Inc.	8,039	1,364,540
Procter & Gamble Co. (The)	10,628	1,777,002
Sysco Corp.	3,542	322,889
Wal-Mart Stores, Inc.	23,538	3,011,687
		9,748,465
Energy — 2.59%
Chevron Corp.	7,392	1,380,530
ConocoPhillips	3,599	408,343
Exxon Mobil Corp.	17,782	2,711,754
SLB N.V.	7,242	371,804
Williams Cos., Inc. (The)	4,966	371,060
		5,243,491
Financials — 10.20%
American Express Co.	2,833	875,113
Ameriprise Financial, Inc.	648	304,638
Aon PLC, Class A	1,292	433,427
Apollo Global Management, Inc., Class A	3,849	402,605
Arthur J Gallagher & Co.	844	192,601
Bank of America Corp.	33,673	1,677,926
Bank of New York Mellon Corp. (The)	3,659	435,787
Berkshire Hathaway, Inc., Class B(a)	7,043	3,556,363
Blackstone, Inc.	5,831	661,060
Capital One Financial Corp.	2,059	402,823
Charles Schwab Corp. (The)	8,256	785,972
Chubb Ltd.	1,309	446,186
CME Group, Inc.	1,788	571,266
Coinbase Global, Inc., Class A(a)	1,255	220,692
Interactive Brokers Group, Inc., Class A	6,911	491,994
Intercontinental Exchange, Inc.	4,075	668,830
JPMorgan Chase & Co.	11,337	3,404,502
Marsh & McLennan Cos., Inc.	3,314	618,856
Morgan Stanley	9,064	1,509,246
Nasdaq, Inc.	4,066	356,100
PayPal Holdings, Inc.	5,569	257,343
PNC Financial Services Group, Inc. (The)	1,623	344,644
Progressive Corp. (The)	2,651	566,413
Robinhood Markets, Inc., Class A(a)	3,017	228,839
T. Rowe Price Group, Inc.	5,468	517,437
Truist Financial Corp.	6,005	296,107
U.S. Bancorp	8,261	451,546
		20,678,316
Health Care — 7.87%
Abbott Laboratories	9,754	1,134,878

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.83% - continued
Health Care — 7.87% - continued
Agilent Technologies, Inc.	2,720	$330,154
Amgen, Inc.	1,839	713,826
Boston Scientific Corp.(a)	8,497	652,994
Bristol-Myers Squibb Co.	15,971	996,111
Cigna Group (The)	1,385	401,401
Edwards Lifesciences Corp.(a)	4,446	384,446
Elevance Health, Inc.	1,198	383,360
Eli Lilly & Co.	3,312	3,484,190
Gilead Sciences, Inc.	4,586	683,085
Humana, Inc.	893	170,152
IDEXX Laboratories, Inc.(a)	813	533,921
IQVIA Holdings, Inc.(a)	2,049	366,382
Merck & Co., Inc.	17,032	2,108,902
Mettler-Toledo International, Inc.(a)	270	369,006
Regeneron Pharmaceuticals, Inc.	686	536,226
ResMed, Inc.	1,149	294,443
Stryker Corp.	2,442	946,177
Vertex Pharmaceuticals, Inc.(a)	973	483,416
Waters Corp.(a)	694	221,650
Zoetis, Inc., Class A	5,702	747,532
		15,942,252
Industrials — 10.09%
3M Co.	2,260	373,623
AMETEK, Inc.	2,110	504,754
Amphenol Corp., Class A	8,003	1,168,918
Carrier Global Corp.	5,795	373,198
Caterpillar, Inc.	2,480	1,842,219
Cintas Corp.	2,100	422,373
CSX Corp.	8,710	371,830
Cummins, Inc.	854	498,625
Deere & Co.	1,558	981,088
Eaton Corp. plc	2,459	924,387
Emerson Electric Co.	1,752	264,114
Expeditors International of Washington, Inc.	2,193	318,051
FedEx Corp.	1,186	458,982
GE Vernova, LLC	1,273	1,112,093
General Electric Co.	4,250	1,454,605
Honeywell International, Inc.	3,544	863,284
Howmet Aerospace, Inc.	1,291	338,926
Illinois Tool Works, Inc.	1,623	471,692
Johnson Controls International plc	4,750	685,425
Keysight Technologies, Inc.(a)	1,973	606,362
Lockheed Martin Corp., Class B	836	550,155
Norfolk Southern Corp.	1,264	397,831
Old Dominion Freight Line, Inc.	2,053	416,862
Otis Worldwide Corp.	4,202	388,937
PACCAR, Inc.	3,332	420,132

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.83% - continued
Industrials — 10.09% - continued
Parker-Hannifin Corp.	627	$632,756
Quanta Services, Inc.	483	271,968
RTX Corp.	5,787	1,172,562
TransDigm Group, Inc.	220	286,614
Union Pacific Corp.	3,873	1,026,267
United Airlines Holdings, Inc.(a)	3,145	334,314
United Parcel Service, Inc., Class B	4,514	523,442
		20,456,389
Materials — 1.29%
Ecolab, Inc.	1,103	340,110
Linde plc	2,703	1,373,340
Newmont Corp.	3,685	479,050
Sherwin-Williams Co. (The)	1,162	421,330
		2,613,830
Real Estate — 0.77%
CBRE Group, Inc., Class A(a)	4,716	696,364
Crown Castle	4,636	415,107
Jones Lang LaSalle, Inc.(a)	1,425	449,659
		1,561,130
Technology — 36.67%
Adobe, Inc.(a)	3,182	834,989
Advanced Micro Devices, Inc.(a)	6,306	1,262,524
Analog Devices, Inc.	3,835	1,364,455
Applied Materials, Inc.	4,545	1,692,104
AppLovin Corp., Class A(a)	1,161	504,768
Arista Networks, Inc.(a)	9,139	1,220,057
Autodesk, Inc.(a)	1,486	365,363
Automatic Data Processing, Inc.	2,200	471,592
Broadcom, Inc.	15,768	5,038,664
Cadence Design Systems, Inc.(a)	1,601	482,541
Ciena Corp.(a)	2,994	1,044,008
Cisco Systems, Inc.	40,992	3,257,224
Corning, Inc.	14,314	2,152,539
Crowdstrike Holdings, Inc., Class A(a)	1,249	464,603
Datadog, Inc., Class A(a)	1,895	212,164
Dell Technologies, Inc., Class C	3,572	528,942
F5, Inc.(a)	2,946	799,427
Fortinet, Inc.(a)	4,854	383,612
Hewlett Packard Enterprise Co.	18,012	386,718
HP, Inc.	17,080	324,349
Intel Corp.(a)	20,980	956,898
InterDigital, Inc.	735	269,400
International Business Machines Corp.	3,454	829,685
Intuit, Inc.	1,548	633,178
KLA Corp.	861	1,312,638
Lam Research Corp.	7,696	1,800,017
Marvell Technology, Inc.	2,453	200,386

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.83% - continued
Technology — 36.67% - continued
Mastercard, Inc., Class A	3,790	$1,960,226
Microchip Technology, Inc.	7,604	567,563
Micron Technology, Inc.	5,239	2,160,406
Microsoft Corp.	26,697	10,484,980
Monolithic Power Systems, Inc.	397	453,668
Moody’s Corp.	1,155	551,616
Motorola Solutions, Inc.	3,209	1,547,572
NetApp, Inc.	3,336	330,364
NVIDIA Corp.	82,578	14,631,994
Oracle Corp.	6,703	974,616
Palantir Technologies, Inc., Class A(a)	8,257	1,132,778
Palo Alto Networks, Inc.(a)	3,527	525,241
QUALCOMM, Inc.	6,288	895,160
Roper Technologies, Inc.	756	264,396
S&P Global, Inc.	1,868	825,432
Seagate Technology Holdings plc	1,631	665,187
ServiceNow, Inc.(a)	6,060	654,541
Synopsys, Inc.(a)	1,250	517,500
Texas Instruments, Inc.	6,429	1,363,655
Ubiquiti, Inc.	613	470,165
Viavi Solutions, Inc.(a)	23,833	708,078
Visa, Inc., Class A	7,679	2,458,355
Western Digital Corp.	2,849	796,865
Workday, Inc., Class A(a)	1,807	241,704
Zebra Technologies Corp., Class A(a)	1,555	348,258
		74,323,165
Utilities — 2.65%
American Water Works Co., Inc.	1,588	216,016
Constellation Energy Corp.	1,897	625,782
Dominion Energy, Inc.	8,494	536,311
Duke Energy Corp.	4,317	564,879
Edison International	6,812	509,129
NextEra Energy, Inc.	12,524	1,174,376
NRG Energy, Inc.	1,519	271,840
Public Service Enterprise Group, Inc.	4,266	367,175
Southern Co. (The)	7,217	702,792
Vistra Corp.	2,269	394,556
		5,362,856
Total Common Stock/Investments — 99.83% (Cost $162,550,662)		202,344,498
Other Assets in Excess of Liabilities — 0.17%		345,249
NET ASSETS — 100.00%		$202,689,747

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 8.02%
Aurora (Sunnova) I Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050(a)	$753,151	$524,033
BBCMS Trust, Series 2015-SRCH, Class B, 4.50%, 8/10/2035(a)	1,000,000	977,195
Centersquare Issuer, LLC, Series 2025-1A, Class A2, 5.50%, 3/26/2055(a)	1,050,000	1,050,062
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039(a)	740,000	690,454
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%, 4/15/2042(a)	3,925,000	34,101
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.67%, 4/15/2042(a)	1,000,000	1,031,807
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	964,860
COMM Mortgage Trust, Series 2025-167G, Class A, 5.50%, 8/10/2040(a)	275,000	280,196
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 2/22/2055(a)	860,279	819,942
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	933,015
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	690,937	686,664
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053(a)	500,000	110,249
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.25%, 7/15/2036 (TSFR1M + 1.500bps)(a)(b)	848,857	818,641
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 7/13/2042(a)	450,000	460,375
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	1,000,000	940,237
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032(a)	365,224	355,185
Sabal Issuer, LLC, Series 2026-1A, Class A1, 6.00%, 5/2/2061(a)	1,000,000	1,003,115
STWD Mortgage Trust, Series 2021-LIH, Class B, 5.44%, 11/15/2036 (TSFR1M + 1.656bps)(a)(b)	1,100,000	1,096,991
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	881,534	860,018
Switch A.B.S Issuer, LLC, Series 2025-1A, Class A2, 5.04%, 3/25/2055(a)	1,000,000	994,905
Switch A.B.S Issuer, LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(a)	730,000	736,645
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/2027(a)	413,324	414,481
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028(a)	599,096	604,501
Trinity Rail Leasing, LLC, Series 2025-1A, Class A, 5.09%, 10/19/2055(a)	494,457	502,908
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048(a)	219,392	215,234
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class X, 0.16%, 6/10/2037(a)		714,510
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.20%, 8/15/2042 (TSFR1M + 1.542bps)(a)(b)	750,000	750,912
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class B, 5.50%, 8/15/2042 (TSFR1M + 1.842bps)(a)(b)	150,000	150,212
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class C, 6.00%, 8/15/2042 (TSFR1M + 2.341bps)(a)(b)	100,000	100,185
Total Asset Backed Securities (Cost $19,109,306)		18,821,633

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.87%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%, 2/25/2032	1,000,000	935,656
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.62%, 9/25/2033	1,000,000	1,028,572

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.87% - continued
Government National Mortgage Association, Series 2023-111, Class ZA, 3.00%, 2/20/2052	$107,778	$79,761
Total Collateralized Mortgage Obligations (Cost $2,014,681)		2,043,989

CORPORATE BONDS — 37.45%
Communications — 0.47%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032(a)	1,025,000	1,097,211

Consumer Discretionary — 2.04%
Air Canada, Series 2020-2, Class A, 5.25%, 4/1/2029(a)	421,746	429,759
Amazon Conservation DAC, 6.03%, 1/16/2042(a)	400,000	417,972
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	968,079
NHP Foundation (The), 6.00%, 12/1/2033	500,000	544,296
Trustees of Dartmouth College, 4.27%, 6/1/2030	1,000,000	1,017,493
Walmart, Inc., 1.80%, 9/22/2031	1,000,000	902,254
YMCA of Greater New York, 5.18%, 8/1/2030	500,000	507,168
		4,787,021
Consumer Staples — 1.05%
Alimentation Couche-Tard, Inc., 3.63%, 5/13/2051(a)	1,000,000	735,663
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,092,039
Unilever Capital Corp., 2.63%, 8/12/2051	1,000,000	638,412
		2,466,114
Energy — 3.85%
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 5/21/2030	1,000,000	1,021,710
Cheniere Energy Partners, L.P., 4.00%, 3/1/2031	1,000,000	980,748
ConocoPhillips Co., 5.05%, 9/15/2033	500,000	520,539
Continental Wind, LLC, 6.00%, 2/28/2033(a)	909,606	944,050
Diamondback Energy, Inc., 5.55%, 4/1/2035	650,000	680,343
EOG Resources, Inc., 4.40%, 1/15/2031	1,025,000	1,037,465
Equinor ASA, 3.95%, 5/15/2043	1,000,000	854,694
Occidental Petroleum Corp., 6.05%, 10/1/2054	400,000	398,789
TotalEnergies Capital S.A., 5.49%, 4/5/2054	825,000	816,647
TotalEnergies Capital S.A., 5.43%, 9/10/2064	1,200,000	1,148,676
Western Midstream Operating, L.P., 5.50%, 12/15/2035	625,000	630,513
		9,034,174
Financials — 13.57%
200 Park Funding Trust, 5.74%, 2/15/2055(a)	975,000	967,533
Bank of Montreal, 6.88%, Perpetual (H15T5Y + 2.976bps)(b)	1,000,000	1,032,167
Bank of Nova Scotia (The), 6.88%, 10/27/2085 (H15T5Y + 2.734bps)(b)	1,125,000	1,158,003
BB Blue Financing DAC, 4.40%, 9/20/2029	1,000,000	989,599
BB Blue Financing DAC, 4.40%, 9/20/2037	1,000,000	992,396
BPCE S.A., 6.29%, 1/14/2036 (SOFR + 1.620bps)(a)(b)	1,325,000	1,430,207
Canadian Imperial Bank of Commerce, 7.00%, 10/28/2085 (H15T5Y + 3.000bps)(b)	1,075,000	1,118,578

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS — 37.45% - continued
Financials — 13.57% - continued
Canadian Imperial Bank of Commerce, 6.50%, 7/28/2086 (H15T5Y + 2.727bps)(b)	$725,000	$727,237
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/2030(a)	1,000,000	998,775
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028	430,798	434,109
Credit Agricole Corp. & Investment Bank S.A., 4.57%, 8/25/2030	1,000,000	1,000,819
GPS Blue Financing DAC, 5.65%, 11/9/2041(a)	1,000,000	1,012,300
HA Sustainable Infrastructure Capital, Inc., 6.38%, 7/1/2034	1,000,000	1,034,655
HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/2056 (H15T5Y + 4.301bps)(b)	475,000	500,550
HSBC Holdings PLC, 5.74%, 9/10/2036 (SOFR + 1.960bps)(b)	975,000	1,009,846
International Bank for Reconstruction & Development, 1.75%, 7/31/2033	1,000,000	1,053,306
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)(b)	500,000	535,891
JPMorgan Chase & Co., 5.58%, 7/23/2036 (SOFR + 1.635bps)(b)	825,000	857,696
M&T Bank Corp., 4.83%, 1/16/2029 (SOFR + 0.930bps)(b)	1,000,000	1,016,659
Morgan Stanley Private Bank NA, 4.73%, 7/18/2031 (SOFR + 1.080bps)(b)	1,125,000	1,146,128
Morgan Stanley Private Bank NA, 4.47%, 11/19/2031 (SOFR + 1.020bps)(b)	1,000,000	1,006,568
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042 (H15T5Y + 3.982bps)(a)(b)	1,000,000	1,052,142
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)(b)	1,000,000	1,128,248
Omnis Funding Trust, 6.72%, 5/15/2055(a)	1,025,000	1,069,902
Protective Life Corp., 4.70%, 1/15/2031(a)	750,000	758,461
Starwood Property Trust, Inc., 5.25%, 10/15/2028(a)	480,000	482,522
Toronto-Dominion Bank (The), 4.70%, 6/5/2026	1,000,000	1,002,337
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)(a)(b)	1,000,000	1,097,920
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)(a)(b)	625,000	683,450
USAA Capital Corp., 2.13%, 5/1/2030(a)	1,000,000	931,528
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027(a)	987,888	1,037,086
WLB Asset VII Pte Ltd., 5.88%, 7/30/2029(a)	462,500	489,405
Wynnton Funding Trust II, 5.99%, 8/15/2055(a)	1,075,000	1,091,506
Zions Bancorp NA, 4.70%, 8/18/2028 (SOFR + 1.155bps)(b)	1,000,000	1,005,946
		31,853,475
Health Care — 0.38%
Eli Lilly & Co., 5.55%, 10/15/2055	125,000	127,228
Kaiser Foundation Hospitals, 2.81%, 6/1/2041	1,000,000	761,282
		888,510
Industrials — 1.44%
Capital Impact Partners, 5.34%, 8/1/2030	1,000,000	1,030,967
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028	990,961	958,273
Tote Shipholdings, LLC, 3.40%, 10/16/2040	788,000	720,686
Vessel Management Services, Inc., 3.48%, 1/16/2037	731,000	680,230
		3,390,156
Materials — 2.05%
Alcoa Nederland Holding B.V., 7.13%, 3/15/2031(a)	1,030,000	1,089,560

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS — 37.45% - continued
Materials — 2.05% - continued
Ardagh Metal Packaging Finance USA, LLC, 6.25%, 1/30/2031(a)	$1,280,000	$1,310,727
Dow Chemical Co. (The), 5.60%, 2/15/2054	1,000,000	867,127
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	500,000	524,253
Smurfit Westrock Financing DAC, 5.19%, 1/15/2036	1,000,000	1,021,115
		4,812,782
Multi-Nationals — 0.43%
Corp. Andina de Fomento, 4.25%, 2/3/2031	1,000,000	999,388

Real Estate — 2.41%
American Homes 4 Rent, 5.50%, 2/1/2034	1,000,000	1,034,720
Bridge Housing Corp., 3.25%, 7/15/2030	1,000,000	950,729
Bridge Housing Corp., 5.32%, 7/15/2035	600,000	617,494
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026(a)	215,000	214,197
National Community Renaissance of California, 3.27%, 12/1/2032	1,000,000	882,149
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	1,000,000	954,029
Preservation of Affordable Housing, Inc., 5.44%, 6/1/2036	1,000,000	1,009,193
		5,662,511
Technology — 0.65%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	994,195
WULF Compute, LLC, 7.75%, 10/15/2030(a)	495,000	524,598
		1,518,793
Utilities — 9.11%
AES Corp. (The), 2.45%, 1/15/2031	1,000,000	927,969
California Buyer Ltd., 6.38%, 2/15/2032(a)	1,200,000	1,196,592
Clearway Energy Operating, LLC, 5.75%, 1/15/2034(a)	1,000,000	1,013,648
Comision Federal de Electricidad, 6.45%, 1/24/2035(a)	1,125,000	1,166,423
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	734,811
Korea Electric Power Corp., 4.13%, 11/12/2030(a)	1,000,000	1,010,316
Liberty Utilities, 2.05%, 9/15/2030(a)	1,000,000	918,313
MidAmerican Energy Co., 5.30%, 2/1/2055	1,050,000	1,019,333
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	1,000,000	894,463
New York State Electric & Gas Corp., 5.05%, 8/15/2035(a)	925,000	943,032
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029(a)	1,016,000	1,054,147
Pacific Gas and Electric Co., 6.70%, 4/1/2053	1,000,000	1,081,271
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033	867,887	891,800
Public Service Co. of Colorado, 5.75%, 5/15/2054	1,100,000	1,114,697
RWE Finance U.S., LLC, 5.13%, 9/18/2035(a)	1,075,000	1,079,383
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	655,848
Solar Star Funding, LLC, 5.38%, 6/30/2035(a)	907,711	935,204
Southern California Edison Co., 5.20%, 6/1/2034	575,000	584,847
Southern California Edison Co., 3.65%, 6/1/2051	1,000,000	704,627
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	1,828,959	1,844,532
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	1,000,000	1,012,812

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS — 37.45% - continued
Utilities — 9.11% - continued
XPLR Infrastructure Operating Partners, L.P., 7.75%, 4/15/2034(a)	$570,000	$591,373
		21,375,441
Total Corporate Bonds (Cost $87,021,437)		87,885,576

MUNICIPAL BONDS — 9.11%
Arizona — 0.45%
Arizona Industrial Development Authority, 5.26%, 10/1/2033	1,000,000	1,045,824

California — 1.67%
City & County of San Francisco CA, 3.70%, 6/15/2026	1,000,000	1,000,370
City & County of San Francisco CA, 5.45%, 6/15/2064	500,000	504,113
City of Los Angeles Department of Airports Customer Facility Charge, Revenue, 4.24%, 5/15/2048	1,000,000	898,831
City of Oakland CA, 4.18%, 7/15/2029	1,000,000	1,014,086
Freddie Mac Multifamily ML Certificates, Revenue, 1.51%, 9/25/2037	4,765,905	506,568
		3,923,968
Colorado — 0.21%
Denver City & County Housing Authority, Revenue, 4.13%, 6/1/2028	500,000	504,274

Indiana — 0.00%(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029(d)	234,358	23

Iowa — 0.18%
Iowa Finance Authority, Revenue, 7.00%, 11/1/2027(a)	415,000	420,973

Maryland — 0.99%
Maryland Economic Development Corp., Revenue, 5.43%, 5/31/2056	750,000	757,690
Maryland Economic Development Corp., Revenue, 5.94%, 5/31/2057	1,250,000	1,277,586
Maryland Health & Higher Educational Facilities, Revenue, 5.61%, 7/1/2031	300,000	311,134
		2,346,410
Minnesota — 0.66%
Minnesota Housing Finance Agency, Revenue, 5.90%, 8/1/2049	750,000	765,452
Minnesota Housing Finance Agency, Revenue, 5.95%, 8/1/2054	750,000	764,233
		1,529,685
New Hampshire — 0.69%
New Hampshire Business Finance Authority, 5.69%, 11/1/2045	750,000	762,776
New Hampshire Business Finance Authority, Revenue, 4.12%, 7/1/2033	850,000	850,000
		1,612,776
New York — 2.17%
City of New York NY, 5.09%, 10/1/2049	1,000,000	983,159
New York City Housing Development Corp., 4.27%, 2/1/2030	500,000	507,700
New York City Housing Development Corp., 5.55%, 8/1/2040	1,000,000	1,022,673
New York City Housing Development Corp., 5.88%, 2/1/2055	750,000	761,357
New York State Energy Research & Development, 6.22%, 4/1/2040	600,000	637,427
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	783,000	754,130

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS — 9.11% - continued
New York — 2.17% - continued
United Nations Development Corp., Revenue, 6.54%, 8/1/2055	$400,000	$432,329
		5,098,775
Ohio — 0.65%
Columbus Metropolitan Housing Authority, 4.60%, 12/1/2028	1,000,000	1,002,661
Columbus Metropolitan Housing Authority, Revenue, 5.05%, 4/1/2030	500,000	509,633
		1,512,294
Oregon — 0.35%
State of Oregon, 5.83%, 5/1/2045	750,000	813,870

Pennsylvania — 0.44%
Redevelopment Authority of the City of Philadelphia, Revenue, 5.23%, 9/1/2040	1,000,000	1,025,904

Wisconsin — 0.65%
Public Finance Authority, 6.25%, 6/1/2031(a)	500,000	513,205
Public Finance Authority, Revenue, 5.29%, 7/1/2029	1,000,000	1,019,580
		1,532,785
Total Municipal Bonds (Cost $21,110,782)		21,367,561

NON U.S. GOVERNMENT & AGENCIES — 6.80%
Multifamily — 1.97%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)(b)	1,000,000	1,009,605
Arab Petroleum Investments Corp., 5.43%, 5/2/2029	1,000,000	1,044,962
Dominican Republic International Bond, 6.60%, 6/1/2036	300,000	315,540
European Investment Bank, 0.75%, 9/23/2030	1,000,000	885,283
International Bank for Reconstruction & Development, EMTN, 4.75%, 3/31/2028(b)	500,000	491,821
International Development Association, 4.38%, 11/27/2029	850,000	875,605
		4,622,816
Sovereign — 1.12%
Brazilian Government International Bond, 5.50%, 2/4/2033	1,000,000	1,001,250
Canada Government International Bond, 4.00%, 3/18/2030	1,000,000	1,020,267
Serbia International Bond, 6.00%, 6/12/2034	575,000	608,863
		2,630,380
Supranational — 1.99%
Central American Bank for Economic Integration, 3.75%, 1/22/2029	675,000	677,442
Inter-American Development Bank, 3.80%, 11/12/2030	1,000,000	997,775
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033	1,000,000	980,555
International Bank for Reconstruction & Development, 1.12%, 3/31/2032	1,000,000	1,005,068
International Finance Facility for Immunisation Co., MTN, 1.00%, 4/21/2026	1,000,000	996,297
		4,657,137
Financials — 1.28%
Export Development Canada, 4.13%, 2/13/2029	1,000,000	1,019,876
Export Development Canada, 4.75%, 6/5/2034	1,000,000	1,063,246
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	916,494
		2,999,616

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
NON U.S. GOVERNMENT & AGENCIES — 6.80% - continued
Agency — 0.44%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	$1,000,000	$1,038,550

Total Non U.S. Government & Agencies (Cost $15,655,450)		15,948,499

TERM LOANS — 0.84%
Utilities — 0.84%
Constellation Renewables, LLC, 6.45%, 12/15/2027 (TSFR3M + 225.000bps)(b)	813,909	815,943
TerraForm Power Operating, LLC, 6.30%, 5/30/2029 (TSFR3M + 200.000bps)(b)	595,125	598,845
Vistra Operations Co., LLC, 5.57%, 4/30/2031 (TSFR1M + 200.000bps)(b)	548,250	545,509
		1,960,297
Total Term Loans (Cost $1,952,673)		1,960,297

U.S. GOVERNMENT & AGENCIES — 35.63%
Fannie Mae Pool, 4.00%, 5/1/2044	627,767	628,881
Fannie Mae Pool, 2.50%, 8/1/2051	111,401	98,516
Fannie Mae Pool, 2.50%, 12/1/2051	249,965	218,720
Fannie Mae Pool, 2.50%, 2/1/2052	1,020,748	899,170
Fannie Mae Pool, 2.50%, 2/1/2052	159,672	140,858
Fannie Mae Pool, 3.00%, 2/1/2052	273,610	248,230
Fannie Mae Pool, 3.00%, 4/1/2052	2,836,626	2,575,155
Fannie Mae Pool, 3.00%, 4/1/2052	2,152,889	1,972,733
Fannie Mae Pool, 3.50%, 4/1/2052	2,105,923	1,988,831
Fannie Mae Pool, 5.00%, 5/1/2052	132,530	134,184
Fannie Mae Pool, 3.50%, 6/1/2052	168,754	159,380
Fannie Mae Pool, 4.00%, 6/1/2052	2,134,901	2,078,358
Fannie Mae Pool, 4.50%, 6/1/2052	370,635	368,419
Fannie Mae Pool, 5.00%, 7/1/2052	364,779	368,542
Fannie Mae Pool, 4.00%, 8/1/2052	1,267,643	1,233,813
Fannie Mae Pool, 4.50%, 8/1/2052	1,655,130	1,644,557
Fannie Mae Pool, 4.00%, 9/1/2052	871,725	848,760
Fannie Mae Pool, 4.50%, 9/1/2052	1,666,086	1,655,954
Fannie Mae Pool, 5.00%, 9/1/2052	261,331	264,014
Fannie Mae Pool, 4.00%, 10/1/2052	688,795	670,342
Fannie Mae Pool, 4.50%, 10/1/2052	194,190	193,129
Fannie Mae Pool, 5.00%, 10/25/2052	538,919	544,617
Fannie Mae Pool, 4.50%, 11/1/2052	1,140,615	1,133,443
Fannie Mae Pool, 5.00%, 2/1/2053	103,610	104,658
Fannie Mae Pool, 5.50%, 2/1/2053	347,274	354,438
Fannie Mae Pool, 6.00%, 2/1/2053	268,951	277,690
Fannie Mae Pool, 6.00%, 3/1/2053	212,340	219,485
Fannie Mae Pool, 5.00%, 4/1/2053	1,086,596	1,097,472
Fannie Mae Pool, 5.50%, 6/1/2053	706,951	721,319
Fannie Mae Pool, 5.00%, 8/1/2053	1,432,599	1,445,543
Fannie Mae Pool, 5.50%, 10/1/2053	1,805,416	1,840,457
Fannie Mae Pool, 6.00%, 1/1/2054	194,804	200,432

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 35.63% - continued
Fannie Mae Pool, 5.50%, 4/1/2054	$109,658	$111,586
Fannie Mae Pool, 5.50%, 5/1/2054	2,711,791	2,759,455
Fannie Mae Pool, 6.00%, 6/1/2054	300,199	308,435
Fannie Mae Pool, 5.50%, 10/1/2054	487,705	496,103
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	895,769
Freddie Mac Pool, 3.00%, 2/1/2052	170,703	156,420
Freddie Mac Pool, 3.00%, 3/1/2052	1,021,712	926,930
Freddie Mac Pool, 4.00%, 4/1/2052	152,265	148,811
Freddie Mac Pool, 3.00%, 5/1/2052	552,973	501,603
Freddie Mac Pool, 3.00%, 6/1/2052	504,937	460,129
Freddie Mac Pool, 5.00%, 6/1/2053	1,304,147	1,316,733
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,666,769	1,530,614
Ginnie Mae II Pool, 3.00%, 1/20/2052	181,313	166,496
Ginnie Mae II Pool, 3.50%, 7/20/2052	1,230,289	1,169,140
Ginnie Mae II Pool, 4.50%, 8/20/2052	789,252	786,567
Ginnie Mae II Pool, 4.00%, 9/20/2052	833,349	810,078
Ginnie Mae II Pool, 4.50%, 10/20/2052	137,382	136,957
Ginnie Mae II Pool, 4.50%, 12/20/2052	585,934	583,670
Ginnie Mae II Pool, 4.50%, 2/20/2053	124,795	124,190
Ginnie Mae II Pool, 5.00%, 2/20/2053	199,137	201,114
Ginnie Mae II Pool, 5.50%, 2/20/2053	73,984	75,416
Ginnie Mae II Pool, 3.00%, 8/20/2053	22,267	20,561
United States Treasury Note, 3.38%, 2/29/2028	7,533,000	7,532,559
United States Treasury Note, 3.50%, 2/15/2029	3,921,000	3,934,019
United States Treasury Note, 3.75%, 1/31/2031	9,035,000	9,130,291
United States Treasury Note, 4.00%, 1/31/2033	246,000	250,305
United States Treasury Note, 4.13%, 2/15/2036	6,867,000	6,958,739
United States Treasury Note, 4.63%, 2/15/2046	10,508,000	10,582,705
United States Treasury Note, 4.63%, 11/15/2055	5,200,000	5,191,875
Total U.S. Government & Agencies (Cost $82,697,479)		83,597,370

Total Investments — 98.72% (Cost $229,561,808)		231,624,925
Other Assets in Excess of Liabilities — 1.28%		3,013,893
NET ASSETS — 100.00%		$234,638,818

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Less than 0.005%.
(d)	In default.

EMTN - Euro Medium Term Note

GMTN - Global Medium Term Note

MTN - Medium Term Note

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Schedule of Investments

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.37%
Communications — 6.18%
Airtel Africa plc (United Kingdom)	976,530	$4,593,237
Millicom International Cellular S.A. (Luxembourg)	65,700	4,788,873
Singapore Telecommunications Ltd. (Singapore)	1,476,746	5,884,241
Telekom Malaysia Bhd (Malaysia)	1,588,200	3,040,887
		18,307,238
Consumer Discretionary — 3.84%
Continental A.G. (Germany)	49,700	4,296,092
Seiko Group Corp. (Japan)	83,668	7,098,908
		11,395,000
Energy — 6.99%
MOL Hungarian Oil & Gas plc (Hungary)	626,958	6,936,490
Motor Oil Hellas Corinth Refineries S.A. (Greece)	125,140	5,426,333
Subsea 7 S.A. (Luxembourg)	192,020	5,549,472
Ultrapar Participacoes S.A. (Brazil)	559,400	2,816,424
		20,728,719
Financials — 28.68%
Ageas SA/NV (Belgium)	77,085	5,731,938
Banca Popolare di Sondrio SPA (Italy)	132,017	2,684,351
Challenger Ltd. (Australia)	820,214	5,213,175
Chang Hwa Commercial Bank Ltd. (Taiwan Province Of China)	919,000	632,642
Credicorp Ltd. (Bermuda)	12,320	4,267,402
DBS Group Holdings Ltd. (Singapore)	214,090	9,668,046
EFG International A.G. (Switzerland)	224,400	5,510,903
flatexDEGIRO A.G. (Germany)	106,530	3,881,374
HSBC Holdings plc (United Kingdom)	547,888	10,290,530
Industrivarden A.B. (Sweden)	105,300	6,003,028
KBC Group N.V. (Belgium)	55,804	7,573,353
Lancashire Holdings Ltd. (Bermuda)	663,385	5,990,295
Powszechny Zaklad Ubezpieczen S.A. (Poland)	478,437	9,056,975
Toronto-Dominion Bank (The) (Canada)	87,558	8,529,844
		85,033,856
Health Care — 0.97%
ALK-Abello A/S (Denmark)(a)	82,890	2,889,035

Industrials — 24.41%
AP Moller - Maersk A/S, Series B (Denmark)	1,667	4,132,208
Central Japan Railway Co. (Japan)	310,517	9,162,503
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	121,862	8,514,061
Element Fleet Management Corp. (Canada)	229,052	5,455,938
Kinden Corp. (Japan)	70,150	3,812,847
Mitsubishi Electric Corp. (Japan)	349,403	13,404,242
NSK Ltd. (Japan)	1,074,636	9,692,471
Promotora y Operadora de Infraestructura S.A.B. de (Mexico)	441,507	7,273,463
Safran S.A. (France)	17,877	7,185,459
Sunway Construction Group Bhd (Malaysia)	2,059,000	3,730,647
		72,363,839

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.37% - continued
Materials — 9.65%
Alamos Gold, Inc. (Canada)	102,850	$5,574,560
KCC Corp. (Korea (Republic of))	17,713	8,004,695
Malayan Cement Bhd (Malaysia)	1,363,800	3,014,310
Rio Tinto plc (United Kingdom)	60,751	6,005,668
Yara International ASA (Norway)	118,600	5,995,802
		28,595,035
Technology — 10.39%
ASML Holding N.V. (Netherlands)	7,668	11,122,894
SK Hynix, Inc. (Korea (Republic of))	11,190	8,241,706
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan Province Of China)	180,000	11,444,689
		30,809,289
Utilities — 7.26%
CPFL Energia S.A. (Brazil)	519,800	5,091,128
Enel SpA (Italy)	563,242	6,787,669
Osaka Gas Co. Ltd. (Japan)	150,234	6,268,528
Solaria Energia y Medio Ambiente S.A. (Spain)(a)	131,113	3,405,311
		21,552,636
Total Common Stocks (Cost $231,949,317)		291,674,647

WARRANTS — 0.00%(b)
Technology — 0.00%(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040(c)	872	—
Total Warrants (Cost $0)		—

Total Investments — 98.37% (Cost $231,949,317)		291,674,647
Other Assets in Excess of Liabilities — 1.63%		4,841,437
NET ASSETS — 100.00%		$296,516,084

(a)	Non-income producing security.
(b)	Less than 0.005%.
(c)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Schedule of Investments

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.01%
Communications — 4.11%
Magyar Telekom Telecommunications plc (Hungary)	150,000	$1,018,408
Telekom Malaysia Bhd (Malaysia)	1,602,300	3,067,884
		4,086,292
Consumer Discretionary — 3.51%
Hankook Tire & Technology Co. Ltd. (Korea (Republic of))	41,965	2,123,667
Mahle Metal Leve S.A. (Brazil)	192,800	1,358,070
		3,481,737
Consumer Staples — 4.06%
GS Holdings Corp. (Korea (Republic of))	30,084	1,434,710
Japfa Comfeed Indonesia Tbk P.T. (Indonesia)	5,097,300	723,064
Sime Darby Plantation Bhd (Malaysia)	944,800	1,396,196
United Plantations BHD (Malaysia)	61,000	462,791
		4,016,761
Energy — 5.11%
Bharat Petroleum Corp Ltd. (India)	851,349	3,605,120
Ultrapar Participacoes S.A. (Brazil)	289,400	1,457,049
		5,062,169
Financials — 16.74%
Bank Polska Kasa Opieki S.A. (Poland)	28,872	1,827,782
Karur Vysya Bank Ltd. (The) (India)	562,984	2,017,811
Multi Commodity Exchange of India Ltd. (India)	34,699	931,524
NU Holdings Ltd., Class A (Cayman Islands)(a)	66,320	993,474
Powszechny Zaklad Ubezpieczen S.A. (Poland)	109,625	2,075,238
SinoPac Financial Holdings Co. Ltd. (Taiwan Province Of China)	2,487,000	2,631,494
South Indian Bank Ltd. (The) (India)	5,770,767	2,609,178
State Bank of India (India)	267,531	3,532,406
		16,618,907
Industrials — 12.98%
Benefit Systems S.A. (Poland)(a)	1,222	1,325,250
CJ Logistics Corp. (Korea (Republic of))	21,899	2,006,642
Hanwha Aerospace Co. Ltd. (Korea (Republic of))	2,576	2,136,906
International Container Terminal Services, Inc. (Philippines)	125,960	1,567,677
L&K Engineering Co. Ltd. (Taiwan Province Of China)	13,000	242,375
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	511,300	1,654,664
Promotora y Operadora de Infraestructura S.A.B. de (Mexico)	146,326	2,410,600
Sunway Construction Group Bhd (Malaysia)	840,400	1,522,699
		12,866,813
Materials — 9.87%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	297,696	3,772,908
KCC Corp. (Korea (Republic of))	4,106	1,855,545
Malayan Cement Bhd (Malaysia)	666,300	1,472,675
National Aluminium Co. Ltd. (India)	406,233	1,582,757
Press Metal Aluminium Holdings Bhd (Malaysia)	593,800	1,088,099
		9,771,984
Technology — 36.99%
Accton Technology Corp. (Taiwan Province Of China)	49,000	2,186,315
ADATA Technology Co. Ltd. (Taiwan Province Of China)	150,000	1,364,853

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.01% - continued
Technology — 36.99% - continued
Samsung Electronics Co. Ltd. (South Korea)	82,479	$12,395,754
SK Hynix, Inc. (Korea (Republic of))	7,511	5,532,034
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province Of China)	225,000	14,305,860
United Microelectronics Corp. (Taiwan Province Of China)	418,000	871,250
		36,656,066
Utilities — 4.64%
CPFL Energia S.A. (Brazil)	292,700	2,866,819
Perusahaan Gas Negara Tbk P.T. (Indonesia)	12,157,000	1,731,746
		4,598,565
Total Common Stocks/Investments — 98.01% (Cost $64,050,461)		97,159,294
Other Assets in Excess of Liabilities — 1.99%		1,972,162
NET ASSETS — 100.00%		$99,131,456

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF

Schedule of Investments

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.14%
Communications — 2.23%
Applied Digital Corp.(a)	3,650	$99,536
Eventbrite, Inc., Class A(a)	30,155	133,285
Expedia Group, Inc.	1,455	313,829
fuboTV, Inc.(a)	62,531	73,161
Lumen Technologies, Inc.(a)	30,363	215,880
Marqeta, Inc., Class A(a)	68,976	264,868
Roku, Inc.(a)	3,417	336,267
Upwork, Inc.(a)	14,440	193,785
		1,630,611
Consumer Discretionary — 9.31%
Callaway Golf Co.(a)	15,636	219,842
Carnival Corp.	12,443	392,577
Cavco Industries, Inc.(a)	490	282,857
Chewy, Inc., Class A(a)	4,084	111,983
Cricut, Inc., Class A	51,125	219,838
Dillard’s, Inc., Class A	538	324,301
Freshpet, Inc.(a)	1,978	167,042
Green Brick Partners, Inc.(a)	1,794	132,146
Interface, Inc.	19,383	610,371
Kohl’s Corp.	10,314	168,840
Levi Strauss & Co., Class A	19,368	429,195
OPENLANE, Inc.(a)	21,342	608,460
Peloton Interactive, Inc., Class A(a)	39,359	158,223
Polaris, Inc.	2,605	158,228
Ralph Lauren Corp.	3,312	1,200,931
Tapestry, Inc.	2,487	386,654
Ulta Beauty, Inc.(a)	1,135	777,237
Urban Outfitters, Inc.(a)	6,913	457,641
		6,806,366
Consumer Staples — 2.07%
Andersons, Inc. (The)	6,796	443,711
Five Below, Inc.(a)	2,570	574,472
Mission Produce, Inc.(a)	10,840	153,820
Vita Coco Co., Inc. (The)(a)	3,921	227,653
Vital Farms, Inc.(a)	5,300	111,777
		1,511,433
Energy — 3.95%
APA Corp.	18,115	550,152
EnerSys	4,245	705,307
Expro Group Holdings N.V.(a)	7,379	131,789
HF Sinclair Corp.	11,659	583,066
SM Energy Co.	11,672	269,973
Talos Energy, Inc.(a)	20,034	245,417
Valaris Ltd.(a)	4,182	400,845
		2,886,549

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.14% - continued
Financials — 23.53%
1st Source Corp.	10,196	$683,234
Affiliated Managers Group, Inc.	3,763	1,152,155
Assurant, Inc.	3,239	743,642
Banc of California, Inc.	55,287	1,021,150
Bankwell Financial Group, Inc.	13,245	618,542
Bread Financial Holdings, Inc.	6,177	437,702
Cincinnati Financial Corp.	7,811	1,280,848
CION Investment Corp.	17,833	142,307
CNA Financial Corp.	31,387	1,507,203
Federated Hermes, Inc., Class B	6,685	374,427
First Financial Corp.	4,696	297,539
Galaxy Digital, Inc., Class A(a)	9,750	200,753
Gladstone Investment Corp.	70,474	964,789
Hagerty, Inc.(a)	29,280	343,747
Hanover Insurance Group, Inc. (The)	4,047	731,010
Hartford Insurance Group, Inc. (The)	7,301	1,028,200
HomeTrust Bancshares, Inc.	6,933	292,157
Invesco Ltd.	29,852	783,914
LendingTree, Inc.(a)	5,072	189,541
Markel Group, Inc.(a)	565	1,170,946
NerdWallet, Inc., Class A(a)	9,495	103,021
Northrim BanCorp, Inc.	36,665	861,261
Palomar Holdings, Inc.(a)	1,156	143,009
SuRo Capital Corp.	26,412	247,745
Synchrony Financial	16,334	1,128,842
Third Coast Bancshares, Inc.(a)	8,333	330,070
United Fire Group, Inc.	5,944	230,984
WisdomTree, Inc.	11,776	201,487
		17,210,225
Health Care — 12.79%
10X Genomics, Inc., Class A(a)	6,024	138,853
ACADIA Pharmaceuticals, Inc.(a)	14,653	359,878
Amphastar Pharmaceuticals, Inc.(a)	5,969	120,753
Apellis Pharmaceuticals, Inc.(a)	7,349	154,035
Arcutis Biotherapeutics, Inc.(a)	6,472	174,550
Arvinas, Inc.(a)	16,252	215,664
AtriCure, Inc.(a)	9,361	292,625
Avanos Medical, Inc.(a)	19,470	274,527
BrightSpring Health Services, Inc.(a)	7,257	300,657
Cerus Corp.(a)	71,786	183,772
CorMedix, Inc.(a)	9,610	68,519
Exelixis, Inc.(a)	14,559	641,470
HealthEquity, Inc.(a)	1,825	139,594
Incyte Corp.(a)	7,595	769,146
Inspire Medical Systems, Inc.(a)	3,253	209,851
Insulet Corp.(a)	1,913	471,765
Ionis Pharmaceuticals, Inc.(a)	4,974	403,640

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.14% - continued
Health Care — 12.79% - continued
iRhythm Technologies, Inc.(a)	1,012	$135,355
Keros Therapeutics, Inc.(a)	14,426	204,705
Krystal Biotech, Inc.(a)	1,010	278,396
Medpace Holdings, Inc.(a)	597	269,701
Mirum Pharmaceuticals, Inc.(a)	2,300	212,267
NeuroPace, Inc.(a)	8,117	118,346
Phibro Animal Health Corp., Class A	3,816	208,315
PTC Therapeutics, Inc.(a)	4,385	299,013
Royalty Pharma plc, Class A	22,621	1,045,317
SI-BONE, Inc.(a)	10,543	163,627
Supernus Pharmaceuticals, Inc.(a)	2,338	127,959
Tactile Systems Technology, Inc.(a)	14,194	415,742
TG Therapeutics, Inc.(a)	5,831	175,455
Travere Therapeutics, Inc.(a)	4,771	142,128
Varex Imaging Corp.(a)	35,452	466,903
Veracyte, Inc.(a)	4,752	173,876
		9,356,404
Industrials — 12.94%
AMMO, Inc.(a)	76,602	163,162
Bel Fuse, Inc., Class B	1,860	427,261
Bowman Consulting Group Ltd.(a)	5,164	173,201
Brink’s Co. (The)	2,454	286,553
Comfort Systems USA, Inc.	293	418,805
Dycom Industries, Inc.(a)	472	198,249
Expeditors International of Washington, Inc.	1,148	166,494
Information Services Group, Inc.	51,213	246,335
Innovative Solutions and Support, Inc.(a)	11,306	293,278
Installed Building Products, Inc.	1,077	352,998
ITT, Inc.	1,872	378,912
Kennametal, Inc.	16,307	656,846
Kimball Electronics, Inc.(a)	7,922	197,971
Manitowoc Co., Inc. (The)(a)	19,532	288,097
Mesa Laboratories, Inc.	3,769	363,972
Napco Security Technologies, Inc.	8,018	373,719
nLight, Inc.(a)	5,571	313,034
OSI Systems, Inc.(a)	985	280,922
Powell Industries, Inc.	717	375,421
Primoris Services Corp.	2,999	452,010
Sterling Infrastructure, Inc.(a)	572	244,890
Strattec Security Corp.(a)	2,226	195,888
Terex Corp.	4,377	301,094
Thermon Group Holdings, Inc.(a)	9,758	495,511
TriNet Group, Inc.	7,425	282,744
UL Solutions, Inc., Class A	2,680	225,040
United Airlines Holdings, Inc.(a)	1,410	149,883
Watts Water Technologies, Inc., Class A	3,540	1,163,739
		9,466,029

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.14% - continued
Materials — 6.85%
Alcoa Corp.	13,270	$823,801
CF Industries Holdings, Inc.	10,945	1,089,465
Coeur Mining, Inc.(a)	11,530	313,040
Crown Holdings, Inc.	11,029	1,263,923
Hecla Mining Co.	14,699	366,152
Kaiser Aluminum Corp.	5,677	738,805
Magnera Corp.(a)	8,757	113,403
NWPX Infrastructure, Inc.(a)	2,241	173,902
Perimeter Solutions, Inc.(a)	5,327	125,078
		5,007,569
Real Estate — 2.55%
Compass, Inc., Class A(a)	32,129	313,258
Five Point Holdings, LLC(a)	24,050	132,756
Howard Hughes Holdings, Inc.(a)	19,564	1,415,846
		1,861,860
Technology — 18.84%
ACI Worldwide, Inc.(a)	3,297	130,825
Alignment Healthcare, Inc.(a)	7,306	140,421
Ambarella, Inc.(a)	2,728	164,608
Axcelis Technologies, Inc.(a)	1,643	135,728
Calix, Inc.(a)	2,388	123,627
Cirrus Logic, Inc.(a)	5,233	738,481
Coherent Corp.(a)	3,435	889,425
Credo Technology Group Holding Ltd.(a)	1,640	184,123
Daktronics, Inc.(a)	16,971	437,512
Digi International, Inc.(a)	4,596	224,377
Duolingo, Inc.(a)	1,107	111,807
Dynatrace, Inc.(a)	2,796	100,432
Fastly, Inc.(a)	23,152	442,666
Flex Ltd.(a)	9,159	577,200
Gartner, Inc.(a)	2,790	438,588
GigaCloud Technology, Inc., Class A(a)	4,653	206,314
Harmonic, Inc.(a)	15,256	162,171
Jabil, Inc.	1,640	434,584
JFrog Ltd.(a)	5,633	226,165
Lumentum Holdings, Inc.(a)	1,262	884,549
MKS, Inc.	2,951	721,401
MongoDB, Inc.(a)	532	174,746
Okta, Inc.(a)	2,210	160,225
Oscar Health, Inc., Class A(a)	8,948	122,051
Paymentus Holdings, Inc., Class A(a)	8,268	202,318
Pegasystems, Inc.	2,833	123,887
Photronics, Inc.(a)	15,833	592,629
PTC, Inc.(a)	2,975	465,855
Qualys, Inc.(a)	1,252	115,772
Remitly Global, Inc.(a)	14,044	234,535
Rubrik, Inc., Class A(a)	4,088	212,412

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF

Schedule of Investments (continued)

February 28, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.14% - continued
Technology — 18.84% - continued
Sandisk Corp.(a)	1,330	$845,029
Sanmina Corp.(a)	1,736	269,531
Sprinklr, Inc., Class A(a)	15,045	87,562
Teradata Corp.(a)	11,965	376,778
Toast, Inc., Class A(a)	4,275	116,750
Twilio, Inc., Class A(a)	1,955	236,477
UiPath, Inc., Class A(a)	19,757	211,993
Unity Software, Inc.(a)	6,243	113,810
Veeco Instruments, Inc.(a)	6,057	185,102
Viavi Solutions, Inc.(a)	26,199	778,373
Vicor Corp.(a)	2,061	415,085
Yext, Inc.(a)	24,802	140,875
ZoomInfo Technologies, Inc., Class A(a)	19,867	123,374
		13,780,173
Utilities — 2.08%
Clearway Energy, Inc., Class A	20,817	749,828
Clearway Energy, Inc., Class C	20,161	772,368
		1,522,196
Total Common Stocks/Investments — 97.14% (Cost $65,879,718)		71,039,415
Other Assets in Excess of Liabilities — 2.86%		2,094,055
NET ASSETS — 100.00%		$73,133,470

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Assets and Liabilities

February 28, 2026 - (Unaudited)

	OneAscent Large Cap Core ETF	OneAscent Core Plus Bond ETF	OneAscent International Equity ETF
Assets
Investments in securities, at fair value (cost $162,550,662, $229,561,808 and $231,949,317)	$202,344,498	$231,624,925	$291,674,647
Foreign currency (cost $0, $0 and $191,684)	—	—	192,156
Cash	246,929	383,816	4,216,526
Receivable for fund shares sold	—	1,161,647	—
Receivable for investments sold	—	18,500,953	25,726,755
Dividend and interest receivable	181,543	1,973,486	332,856
Tax reclaims receivable	—	—	741,142
Prepaid expenses and other assets	1,641	1,744	13,937
Total Assets	202,774,611	253,646,571	322,898,019

Liabilities
Payable for investments purchased	—	18,119,802	26,176,370
Payable for distributions to shareholders	—	759,780	—
Payable to Adviser	47,499	88,001	173,754
Payable to affiliates	8,624	11,863	14,103
Payable for audit and tax	9,884	10,158	10,405
Payable to trustees	5,371	5,371	5,370
Other accrued expenses	13,486	12,778	1,933
Total Liabilities	84,864	19,007,753	26,381,935
Net Assets	$202,689,747	$234,638,818	$296,516,084

Net Assets consist of:
Paid-in capital	$163,864,825	$239,778,059	$203,707,587
Accumulated earnings (deficit)	38,824,922	(5,139,241)	92,808,497
Net Assets	$202,689,747	$234,638,818	$296,516,084
Shares outstanding (unlimited number of shares authorized, no par value)	5,625,000	10,100,000	6,375,000
Net asset value per share	$36.03	$23.23	$46.51

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Assets and Liabilities (continued)

February 28, 2026 - (Unaudited)

	OneAscent Emerging Markets ETF	OneAscent Enhanced Small and Mid Cap ETF
Assets
Investments in securities, at fair value (cost $64,050,461 and $65,879,718)	$97,159,294	$71,039,415
Foreign currency (cost $2,138 and $0)	2,137	—
Cash	1,860,880	2,024,021
Dividend and interest receivable	144,611	97,264
Tax reclaims receivable	2,630	—
Prepaid expenses and other assets	49,320	12,173
Total Assets	99,218,872	73,172,873

Liabilities
Payable to Adviser	64,649	15,630
Payable to affiliates	4,399	1,911
Payable for audit and tax	10,405	9,885
Payable to trustees	5,372	5,371
Other accrued expenses	2,591	6,606
Total Liabilities	87,416	39,403
Net Assets	$99,131,456	$73,133,470

Net Assets consist of:
Paid-in capital	$65,730,806	$64,717,641
Accumulated earnings	33,400,650	8,415,829
Net Assets	$99,131,456	$73,133,470
Shares outstanding (unlimited number of shares authorized, no par value)	2,200,000	2,375,000
Net asset value per share	$45.06	$30.79

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Operations

For the six months ended February 28, 2026 - (Unaudited)

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Investment Income
Dividend income (net of foreign taxes withheld of $214, $– and $321,275)	$1,142,123	$—	$1,426,172
Interest income	13,129	5,224,903	295,310
Tax reclaims received	13	—	58,954
Total investment income	1,155,265	5,224,903	1,780,436

Expenses
Adviser	321,492	524,983	930,106
Administration	67,910	82,933	91,948
Custodian	22,761	13,847	31,061
Trustee	10,783	10,783	10,782
Legal	10,620	10,620	11,109
Audit and tax	9,855	10,128	10,375
Compliance services	7,536	11,647	8,346
Report printing	6,125	5,665	8,622
Transfer agent	6,008	10,396	8,263
Pricing	2,720	23,200	1,518
Insurance	2,455	2,610	2,827
Miscellaneous	25,436	29,723	30,497
Total expenses	493,701	736,535	1,145,454
Fees recouped (waived) by Adviser	(46,790)	—	49,433
Net operating expenses	446,911	736,535	1,194,887
Net investment income	708,354	4,488,368	585,549

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(530,068)	(93,708)	3,631,754
In-kind redemptions	625,311	—	32,271,935
Foreign currency transactions	—	—	(178,990)
Change in unrealized appreciation (depreciation) on:
Investment securities	11,857,880	3,408,947	11,926,767
Foreign currency translations	—	—	(46,662)
Net realized and change in unrealized gain (loss) on investment securities	11,953,123	3,315,239	47,604,804
Net increase in net assets resulting from operations	$12,661,477	$7,803,607	$48,190,353

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Operations (continued)

For the six months ended February 28, 2026 - (Unaudited)

	OneAscent Emerging Markets ETF	OneAscent Enhanced Small and Mid Cap ETF
Investment Income
Dividend income (net of foreign taxes withheld of $117,834 and $–)	$509,703	$448,522
Interest income	104,549	—
Tax reclaims received	656	—
Total investment income	614,908	448,522

Expenses
Adviser	273,215	108,624
Administration	32,961	28,028
Custodian	24,763	9,667
Trustee	10,781	10,783
Legal	10,620	10,620
Audit and tax	10,375	9,855
Transfer agent	8,682	5,421
Compliance services	6,728	6,728
Report printing	6,471	4,330
Insurance	2,067	2,326
Pricing	1,327	2,720
Miscellaneous	20,494	18,118
Total expenses	408,484	217,220
Fees recouped (waived) by Adviser	53,584	(17,925)
Net operating expenses	462,068	199,295
Net investment income	152,840	249,227

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,226,975	2,988,388
In-kind redemptions	—	591,104
Foreign currency transactions	(101,655)	—
Change in unrealized appreciation on:
Investment securities	26,111,186	2,665,548
Foreign currency translations	7,352	—
Net realized and change in unrealized gain (loss) on investment securities	27,243,858	6,245,040
Net increase in net assets resulting from operations	$27,396,698	$6,494,267

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$708,354	$1,089,722	$4,488,368	$7,729,586
Net realized gain (loss) on investment securities and foreign currency transactions	95,243	7,020,553	(93,708)	(1,111,699)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	11,857,880	15,114,527	3,408,947	(824,969)
Net increase in net assets resulting from operations	12,661,477	23,224,802	7,803,607	5,792,918

Distributions to Shareholders From:
Earnings	(1,172,840)	(859,050)	(4,596,280)	(7,613,350)
Total distributions	(1,172,840)	(859,050)	(4,596,280)	(7,613,350)

Capital Transactions
Proceeds from shares sold	41,137,870	43,704,301	45,099,370	43,174,356
Amount paid for shares redeemed	(1,821,752)	(30,397,201)	—	(18,101,350)
Net increase in net assets resulting from capital transactions	39,316,118	13,307,100	45,099,370	25,073,006
Total Increase in Net Assets	50,804,755	35,672,852	48,306,697	23,252,574

Net Assets
Beginning of period	$151,884,992	$116,212,140	$186,332,121	$163,079,547
End of period	$202,689,747	$151,884,992	$234,638,818	$186,332,121

Share Transactions
Shares sold	1,175,000	1,450,000	1,950,000	1,900,000
Shares redeemed	(50,000)	(1,000,000)	—	(800,000)
Net increase in shares outstanding	1,125,000	450,000	1,950,000	1,100,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Changes in Net Assets (continued)

	OneAscent International Equity ETF		OneAscent Emerging Markets ETF
	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$585,549	$2,570,835	$152,840	$637,495
Net realized gain on investment securities and foreign currency transactions	35,724,699	3,164,410	1,125,320	2,549,893
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	11,880,105	29,125,209	26,118,538	(208,539)
Net increase in net assets resulting from operations	48,190,353	34,860,454	27,396,698	2,978,849

Distributions to Shareholders From:
Earnings	(2,546,250)	(3,193,840)	(608,020)	(498,187)
Total distributions	(2,546,250)	(3,193,840)	(608,020)	(498,187)

Capital Transactions
Proceeds from shares sold	127,048,754	78,749,075	16,635,332	9,476,804
Amount paid for shares redeemed	(105,276,419)	(13,635,430)	—	(32,003,706)
Net increase (decrease) in net assets resulting from capital transactions	21,772,335	65,113,645	16,635,332	(22,526,902)
Total Increase (Decrease) in Net Assets	67,416,438	96,780,259	43,424,010	(20,046,240)

Net Assets
Beginning of period	$229,099,646	$132,319,387	$55,707,446	$75,753,686
End of period	$296,516,084	$229,099,646	$99,131,456	$55,707,446

Share Transactions
Shares sold	3,150,000	2,325,000	475,000	300,000
Shares redeemed	(2,625,000)	(400,000)	—	(1,075,000)
Net increase (decrease) in shares outstanding	525,000	1,925,000	475,000	(775,000)

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Statements of Changes in Net Assets (continued)

	OneAscent Enhanced Small and Mid Cap ETF
	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$249,227	$210,220
Net realized gain (loss) on investment securities and foreign currency transactions	3,579,492	(420,072)
Change in unrealized appreciation on investment securities and foreign currency translations	2,665,548	1,879,236
Net increase in net assets resulting from operations	6,494,267	1,669,384

Distributions to Shareholders From:
Earnings	(361,560)	(80,990)
Total distributions	(361,560)	(80,990)

Capital Transactions
Proceeds from shares sold	36,445,619	22,501,654
Amount paid for shares redeemed	(4,540,666)	—
Net increase in net assets resulting from capital transactions	31,904,953	22,501,654
Total Increase in Net Assets	38,037,660	24,090,048

Net Assets
Beginning of period	$35,095,810	$11,005,762
End of period	$73,133,470	$35,095,810

Share Transactions
Shares sold	1,275,000	850,000
Shares redeemed	(150,000)	—
Net increase in shares outstanding	1,125,000	850,000

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$33.75		$28.69	$23.36	$20.31	$25.00

Investment operations:
Net investment income	0.10		0.25	0.17	0.12	0.04
Net realized and unrealized gain (loss) on investments	2.40		5.02	5.26	3.01	(4.72)
Total from investment operations	2.50		5.27	5.43	3.13	(4.68)

Less distributions to shareholders from:
Net investment income	(0.22)		(0.21)	(0.10)	(0.08)	(0.01)
Total distributions	(0.22)		(0.21)	(0.10)	(0.08)	(0.01)

Net asset value, end of period	$36.03		$33.75	$28.69	$23.36	$20.31
Market price, end of period	$36.00		$33.74	$28.72	$23.37	$20.35

Total Return(b)	7.40	%(c)	18.45%	23.31%	15.48%	(18.71	%)(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$202,690		$151,885	$116,212	$37,383	$58,378
Ratio of net expenses to average net assets	0.49	%(d)	0.49%	0.58%	0.86%	0.81	%(d)
Ratio of gross expenses to average net assets before waiver	0.54	%(d)	0.58%	0.64%	0.86%	0.81	%(d)
Ratio of net investment income to average net assets	0.78	%(d)	0.84%	0.87%	0.60%	0.28	%(d)
Portfolio turnover rate(e)	21	%(c)	28%	95%	105%	52	%(c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$22.86		$23.13	$22.34	$23.46	$25.00

Investment operations:
Net investment income	0.48		1.03	0.98	0.87	0.24
Net realized and unrealized gain (loss) on investments	0.38		(0.28)	0.80	(1.12)	(1.55)
Total from investment operations	0.86		0.75	1.78	(0.25)	(1.31)

Less distributions to shareholders from:
Net investment income	(0.49)		(1.02)	(0.99)	(0.87)	(0.23)
Total distributions	(0.49)		(1.02)	(0.99)	(0.87)	(0.23)

Net asset value, end of period	$23.23		$22.86	$23.13	$22.34	$23.46
Market price, end of period	$23.24		$22.86	$23.14	$22.33	$23.40

Total Return(b)	3.81	%(c)	3.35%	8.23%	(1.05%)	(5.23	%)(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$234,639		$186,332	$163,080	$109,483	$105,563
Ratio of net expenses to average net assets	0.70	%(d)	0.74%	0.74%	0.77%	0.83	%(d)
Ratio of gross expenses to average net assets before waiver	0.70	%(d)	0.74%	0.74%	0.77%	0.83	%(d)
Ratio of net investment income to average net assets	4.27	%(d)	4.57%	4.39%	3.83%	2.51	%(d)
Portfolio turnover rate(e)	79	%(c)	129%	197%	128%	122	%(c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$39.16		$33.71	$30.29	$25.00

Investment operations:
Net investment income	0.07		0.51	0.56	0.58
Net realized and unrealized gain on investments	7.69		5.71	3.44	4.87
Total from investment operations	7.76		6.22	4.00	5.45

Less distributions to shareholders from:
Net investment income	(0.41)		(0.77)	(0.54)	(0.16)
Net realized gains	—		—	(0.04)	—
Total distributions	(0.41)		(0.77)	(0.58)	(0.16)

Net asset value, end of period	$46.51		$39.16	$33.71	$30.29
Market price, end of period	$46.53		$39.04	$33.83	$30.44

Total Return(b)	19.94	%(c)	18.95%	13.45%	21.89	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$296,516		$229,100	$132,319	$82,549
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%	0.95	%(d)
Ratio of gross expenses to average net assets before waiver	0.91	%(d)	0.95%	0.99%	1.11	%(d)
Ratio of net investment income to average net assets	0.47	%(d)	1.52%	2.16%	2.04	%(d)
Portfolio turnover rate(e)	46	%(c)	40%	31%	13	%(c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$32.29		$30.30	$27.93	$25.00

Investment operations:
Net investment income	0.01		0.43	0.14	0.35
Net realized and unrealized gain on investments	13.04		1.83	2.71	2.59
Total from investment operations	13.05		2.26	2.85	2.94

Less distributions to shareholders from:
Net investment income	(0.28)		(0.27)	(0.19)	(0.01)
Net realized gains	—		—	(0.29)	—
Total distributions	(0.28)		(0.27)	(0.48)	(0.01)

Net asset value, end of period	$45.06		$32.29	$30.30	$27.93
Market price, end of period	$45.27		$32.38	$30.29	$27.85

Total Return(b)	40.59	%(c)	7.53%	10.26%	11.77	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$99,131		$55,707	$75,754	$31,426
Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.25%	1.25	%(d)
Ratio of gross expenses to average net assets before waiver	1.10	%(d)	1.22%	1.20%	1.73	%(d)
Ratio of net investment income to average net assets	0.41	%(d)	1.15%	1.29%	1.54	%(d)
Portfolio turnover rate(e)	73	%(c)	42%	35%	45	%(c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF

Financial Highlights

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2026		For the Year Ended August 31, 2025	For the Period Ended August 31, 2024(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$28.08		$27.51	$25.00

Investment operations:
Net investment income	0.04		0.15	0.05
Net realized and unrealized gain on investments	2.83		0.54	2.46
Total from investment operations	2.87		0.69	2.51

Less distributions to shareholders from:
Net investment income	(0.16)		(0.03)	—
Net realized gains	—		(0.09)	—
Total distributions	(0.16)		(0.12)	—

Net asset value, end of period	$30.79		$28.08	$27.51
Market price, end of period	$30.79		$28.15	$27.52

Total Return(b)	10.23	%(c)	2.54%	10.04	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$73,133		$35,096	$11,006
Ratio of net expenses to average net assets	0.64	%(d)	0.64%	0.64	%(d)
Ratio of gross expenses to average net assets before waiver	0.70	%(d)	1.33%	4.96	%(d)
Ratio of net investment income to average net assets	0.80	%(d)	1.05%	1.31	%(d)
Portfolio turnover rate(e)	107	%(c)	32%	—	%(c)

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Notes to the Financial Statements

February 28, 2026 - (Unaudited)

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”), OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) and OneAscent Enhanced Small and Mid Cap ETF (the “Enhanced Small and Mid Cap ETF”, formerly OneAscent Small Cap Core ETF) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. The investment objective of the Large Cap Core ETF is to seek closely to replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain Values-Based Screening and Impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to seek to achieve long-term capital appreciation. The investment objective of the Enhanced Small and Mid Cap ETF is to seek to outperform the Bloomberg US 2500 Total Return Index, before deduction of expenses, using an instrument universe that is subjected to the OneAscent Values-Based Screening process.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services- Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, to shareholders annually. The Large Cap Core ETF, International Equity ETF, Emerging Markets ETF and Enhanced Small and Mid Cap ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized capital gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing &

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Large Cap Core ETF
Common Stocks(a)	$202,344,498	$—	$—		$202,344,498
Total	$202,344,498	$—	$—		$202,344,498

Core Plus Bond ETF
Asset Backed Securities	$—	$18,821,633	$—		$18,821,633
Collateralized Mortgage Obligations	—	2,043,989	—		2,043,989
Corporate Bonds	—	87,885,576	—		87,885,576
Municipal Bonds	—	21,367,561	—		21,367,561
Non U.S. Government & Agencies	—	15,948,499	—		15,948,499
Term Loans	—	1,960,297	—		1,960,297
U.S. Government & Agencies	—	83,597,370	—		83,597,370
Total	$—	$231,624,925	$—		$231,624,925

International Equity ETF
Common Stocks(a)	$291,674,647	$—	$—		$291,674,647
Warrants	—	—	—	(b)	—
Total	$291,674,647	$—	$—		$291,674,647

Emerging Markets ETF
Common Stocks(a)	$97,159,294	$—	$—		$97,159,294
Total	$97,159,294	$—	$—		$97,159,294

Enhanced Small and Mid Cap ETF
Common Stocks(a)	$71,039,415	$—	$—		$71,039,415
Total	$71,039,415	$—	$—		$71,039,415

(a)	Refer to Schedule of Investments for sector classifications.
(b)	Constellation Software, Inc., is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Enhanced Small and Mid Cap ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%	0.35%
Management fees earned	$321,492	$524,983	$930,106	$273,215	$108,624
Management fees (waived) recouped	$(46,790)	$—	$49,433	$53,584	$(17,925)

The Adviser has retained the Sub-Adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.49% of the Large Cap Core ETF’s average daily net assets, 1.00% of the Core Plus Bond ETF’s average daily net assets, 0.95% of the International Equity ETF’s average daily net assets, 1.25% of the Emerging Markets ETF’s average daily net assets and 0.64% of the Enhanced Small and Mid Cap ETF’s average daily net assets. The contractual arrangements for the Large Cap Core ETF, Core Plus Bond ETF, International Equity ETF, Emerging Markets ETF and Enhanced Small and Mid Cap ETF are in place through December 31, 2026. These expense caps may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable Through	Large Cap Core ETF	International Equity ETF	Emerging Markets ETF	Enhanced Small and Mid Cap ETF
August 31, 2026	$—	$61,479	$25,211	$—
August 31, 2027	47,612	38,209	—	66,138
August 31, 2028	120,715	—	—	139,181
February 28, 2029	46,790	—	—	17,925

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Large Cap Core ETF	$39,213,555	$38,932,359	$—	$—
Core Plus Bond ETF	77,345,591	21,648,861	121,832,386	134,748,669
International Equity ETF	229,696,351	108,439,069	—	—
Emerging Markets ETF	64,249,826	50,244,601	—	—
Enhanced Small and Mid Cap ETF	64,302,821	65,360,287	—	—

For the six months ended February 28, 2026, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$41,033,982	$1,826,646
Core Plus Bond ETF	—	—
International Equity ETF	27,636,692	103,361,224
Emerging Markets ETF	5,883,385	—
Enhanced Small and Mid Cap ETF	35,648,168	4,400,242

For the six months ended February 28, 2026, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind Realized Gains
Large Cap Core ETF	$625,311
Core Plus Bond ETF	—
International Equity ETF	32,271,935
Emerging Markets ETF	—
Enhanced Small and Mid Cap ETF	591,104

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund will issue and redeem shares at NAV only in aggregations of large block of shares or “Creation Units” and only to Authorized Participants. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended February 28, 2026, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF, the Emerging Markets ETF and Enhanced Small and Mid Cap ETF incurred $17,000, $5,600, $15,000, $10,800, and $24,750 in fixed fees, respectively. For the six months ended February 28, 2026, the Large Cap Core ETF had variable charges of $31. The Transaction Fees for each Fund are listed in the table below:

	Fixed Fee	Variable Charge
Large Cap Core ETF	$500	2.00	%*
Core Plus Bond ETF	$200	2.00	%*
International Equity ETF	$1,000	2.00	%*
Emerging Markets ETF	$1,350	2.00	%*
Enhanced Small and Mid Cap ETF	$750	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Enhanced Small and Mid Cap ETF
Gross unrealized appreciation	$46,575,116	$4,649,591	$60,781,609	$33,254,767	$9,255,896
Gross unrealized depreciation	(6,781,280)	(2,586,474)	(1,056,279)	(145,934)	(4,096,199)
Net unrealized appreciation on investments	$39,793,836	$2,063,117	$59,725,330	$33,108,833	$5,159,697
Tax cost of investments	$162,550,662	$229,561,808	$231,949,317	$64,050,461	$65,879,718

The tax character of distributions paid for the fiscal year ended August 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF
Distributions paid from:
Ordinary income	$859,050	$7,563,390	$3,193,840
Total distributions paid	$859,050	$7,563,390	$3,193,840

	Emerging Markets ETF	Enhanced Small and Mid Cap ETF
Distributions paid from:
Ordinary income	$498,187	$80,990
Total distributions paid	$498,187	$80,990

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF
Undistributed ordinary income	$726,986	$862,209	$2,058,125
Distributions payable	—	(725,350)	—
Accumulated capital and other losses	(1,339,284)	(7,126,818)	(1,786,475)
Unrealized appreciation (depreciation) on investments	27,948,583	(1,356,610)	46,892,744
Total accumulated earnings (deficit)	$27,336,285	$(8,346,569)	$47,164,394

	Emerging Markets ETF	Enhanced Small and Mid Cap ETF
Undistributed ordinary income	$525,931	$203,086
Distributions payable	—	—
Accumulated capital and other losses	(523,992)	(414,631)
Unrealized appreciation on investments	6,610,033	2,494,667
Total accumulated earnings	$6,611,972	$2,283,122

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

The Large Cap Core ETF and Emerging Markets ETF utilized capital loss carryforwards in the amount of $764,455 and $1,365,250, respectively. As of August 31, 2025, the Funds had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration, presented in the table below:

	Short-term Losses	Long-term Losses
Large Cap Core ETF	$661,948	$677,336
Core Plus Bond ETF	4,658,201	2,468,617
International Equity ETF	744,323	1,042,152
Emerging Markets ETF	523,992	—
Enhanced Small and Mid Cap ETF	354,586	60,045

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2026 - (Unaudited)

period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the six months ended February 28, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2026, the Large Cap Core ETF and Emerging Markets ETF had 36.67% and 36.99% of the value of its net assets invested in securities within the Technology sector, respectively. International Equity ETF had 28.68% of the value of its net assets invested in securities within the Financials sector.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Tactical Multi-Purpose Fund

Semi-Annual Financial Statements and Additional Information

February 28, 2026

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 550-1071

Tactical Multi-Purpose Fund

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 103.55%
First American Government Obligations Fund, Class X, 3.60%(a)(b)	28,795	$28,795
Total Money Market Funds (Cost $28,795)		28,795

Total Investments — 103.55% (Cost $28,795)		28,795
Liabilities in Excess of Other Assets — (3.55)%		(988)
NET ASSETS — 100.00%		$27,807

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.
(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2026, the percentage of net assets invested in First American Government Obligations Fund, Class X was 103.55% of the Fund. The financial statements and portfolio holdings of First American Government Obligations Fund, Class X can be found at www.sec.gov.

See accompanying notes which are an integral part of these financial statements.

1

Tactical Multi-Purpose Fund

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $28,795)	$28,795
Interest receivable	77
Receivable from Adviser	26,566
Prepaid expenses	1,497
Total Assets	56,935

Liabilities
Payable to affiliates	15,283
Payable to trustees	5,201
Other accrued expenses	8,644
Total Liabilities	29,128
Net Assets	$27,807

Net Assets consist of:
Paid-in capital	$27,560
Accumulated earnings	247
Net Assets	$27,807
Shares outstanding (unlimited number of shares authorized, no par value)	2,809
Net asset value, offering and redemption price per share	$9.90

See accompanying notes which are an integral part of these financial statements.

2

Tactical Multi-Purpose Fund

Statement of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

Investment Income
Dividend income	$480
Interest income	98
Total investment income	578

Expenses
Administration	16,835
Fund accounting	14,878
Legal	11,770
Trustee	11,068
Compliance services	6,372
Transfer agent	5,951
Audit and tax	5,790
Custodian	3,089
Report printing	1,490
Registration	136
Adviser	34
Miscellaneous	9,771
Total expenses	87,184
Fees waived and/or expenses reimbursed by Adviser	(78,035)
Fees reduced by Administrator	(9,011)
Net operating expenses	138
Net investment income	440

Net change in unrealized depreciation of investment securities	(5)
Net realized and change in unrealized loss on investments	(5)
Net increase in net assets resulting from operations	$435

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2026	For the Year Ended August 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$440	$954
Net change in unrealized appreciation (depreciation) of investment securities	(5)	1
Net increase in net assets resulting from operations	435	955

Distributions to Shareholders From:
Earnings	(1,016)	(1,063)
Total distributions	(1,016)	(1,063)

Capital Transactions
Reinvestment of distributions	1,016	1,063
Net increase in net assets resulting from capital transactions	1,016	1,063
Total Increase in Net Assets	435	955

Net Assets
Beginning of period	27,372	26,417
End of period	$27,807	$27,372

Share Transactions
Shares issued in reinvestment of distributions	104	107
Net increase in shares	104	107

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$10.12		$10.17	$10.11	$9.80	$9.84	$9.93

Investment operations:
Net investment income (loss)	0.16		0.35	0.43	0.33	(0.04)	(0.09)
Net realized and unrealized gain (loss)	—	(a)	0.01	0.01	(0.02)	— (a)	—
Total from investment operations	0.16		0.36	0.44	0.31	(0.04)	(0.09)

Less distributions to shareholders from:
Net investment income	(0.38)		(0.41)	(0.38)	—	—	—
Total distributions	(0.38)		(0.41)	(0.38)	—	—	—

Net asset value, end of period	$9.90		$10.12	$10.17	$10.11	$9.80	$9.84

Total Return(b)	1.56	%(c)	3.64%	4.52%	3.16%	(0.41)%	(0.91)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28		$27	$26	$25	$24	$25
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	637.13	%(d)	645.10%	630.32%	657.38%	644.19%	635.29%
Ratio of net investment income (loss) to average net assets	3.22	%(d)	3.55%	4.27%	3.30%	(0.44)%	(0.91)%
Portfolio turnover rate	—	%(c)	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund

Notes to the Financial Statements

February 28, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

6

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing

7

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

8

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix

9

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

10

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$28,795	$—	$—	$28,795
Total	$28,795	$—	$—	$28,795

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2026, the Adviser earned management fees of $34 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2030 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 28, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $78,035.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without

11

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2026, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2026	$82,251
August 31, 2027	156,037
August 31, 2028	155,938
February 28, 2029	78,035

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Ultimus has agreed to waive its fees to the extent necessary so that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the“Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. The waiver is subject to recoupment for the Annual Period during which the fees were waived, but only if such recoupment can be achieved without exceeding the Monthly Expense Cap. The total amount waived by Ultimus during the six months ended February 28, 2026 was $9,011, and the amount recoupable as of February 28, 2026 was $16,718.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

12

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2026.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 28, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$28,795

13

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2026 (Unaudited)

The tax character of distributions paid for the fiscal year endedAugust 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,063
Total distributions paid	$1,063

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$823
Unrealized appreciation on investments	5
Total accumulated earnings	$828

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, has considered the renewal of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in February 2026, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Tactical Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher currently provided to the Fund and would provide when the strategy was deployed, including providing a continuous investment program for the Fund, adhering to the Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review. They noted the strategic nature of the Fund, Fisher’s market outlook with respect to use of the Fund and continued evaluation of the necessity for the Fund, the fact that the strategy has not yet been deployed, and the timeline necessary for the strategy to be deployed. The Trustees concluded that they were satisfied with the nature, extent, and expect the same quality of investment management services to be provided by Fisher to the Fund upon deployment of the strategy.

Fund Performance. The Trustees next noted that Fisher has not yet deployed the strategy, which is intended to be used strategically under extraordinary market circumstances. Therefore, the Fund’s performance to date consists of returns from minimal money market fund holdings. The Trustees

15

Additional Information (Unaudited) (continued)

acknowledged Fisher’s explanation on the market conditions that would trigger deployment of the Fund and Fisher’s post-deployment investment strategy. The Trustees concluded that Fisher had the ability to manage the Fund successfully in accordance with its investment strategy.

Fee Rate and Profitability. The Trustees reviewed the management fee but noted that Fisher had agreed to waive its management fee and to reimburse expenses of the Fund to the extent they exceed 1.00% annually through December 31, 2029. The Trustees noted that the Fund was not profitable to Fisher because it had not commenced public operations.

Economies of Scale. The Trustees also considered whether Fisher may realize economies of scale when Fisher deployed the Fund’s strategy and invested client assets in the Fund. The Trustees determined that, so long as Fisher continued to waive its management fee/or reimburse the Fund’s expenses, and due to the nature of the Fund’s strategy, Fisher was not expected to realize benefits from economies of scale in managing the Fund. They further concluded that reductions or breakpoints are not a relevant consideration at this time.

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	5/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	5/1/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	5/1/2026